AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 05/3/2021
FILE NOS:
811-08228
33-73248
SECURITIES AND EXCHANGE COMMISSION
------------------------------------
Washington, D.C. 20549
FORM
N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[104]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[105]
(Check appropriate box or boxes.)
THE TIMOTHY PLAN
(Exact name of Registrant as Specified in Charter)
1055 MAITLAND CENTER COMMONS
MAITLAND, FL 32751
(Address of Principal Executive Office)
407-644-1986
(Registrant’s Telephone Number, including Area Code:)
ARTHUR D. ALLY,
1055 MAITLAND CENTER COMMONS
MAITLAND, FL 32751
(Name and Address of Agent for Service)
Please send copy of communications to:
DAVID D. JONES, ESQUIRE
20770 Hwy 281 N., Suite
108-619
San Antonio, TX 78258
Approximate Date of Proposed Public Offering: As soon as practicable following effective date.
It is proposed that this filing will become effective (check appropriate box):
/X/    immediately upon filing pursuant to paragraph (b)
/   /    on (date) pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a)(1)
/   /    on (date),

pursuant to paragraph (a)(3)
/   /    75 days after filing pursuant to paragraph (a)(2)
/   /    on

pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
/   /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

PROSPECTUS
April 30, 2021

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF
Listed and traded on: The New York Stock Exchange
This Prospectus Offers Timothy Plan ETFs
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, our Funds do not invest in companies that are involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which are involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Fund portfolios and are referred to throughout this Prospectus as “Excluded Securities”.
Under a strict filtering policy, Excluded Securities will not knowingly be purchased by any of the Timothy Plan ETF’s. Timothy Partners, Ltd. (“TPL”) is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values. The Indices upon which the Funds are based are designed to omit Excluded Securities. However, each index is rebalanced only twice each year, so if a company whose securities are being held by one of our Funds is discovered to be engaged in a prohibited practice, that security will remain in the portfolio until the next bi-annual
reevaluation of portfolio holdings, and will then be liquidated.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.
Timothy Plan
1-800-846-7526
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS’ SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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2

Section

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    Fund Summaries
Timothy Plan US Small Cap Core ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Small Cap Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales
of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
SHAREHOLDER
FEES
(fees paid directly from your investment)
NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%

Total Annual Operating Expenses	0.52%
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 YEA R	3 YEAR S	5 YEAR S	10 YEARS

$53	$167	$291	$653

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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Small Cap Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap
weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s sub-adviser,
to construct its constituent securities.
The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with market capitalizations of less than $3 billion with positive earnings in each of the four most recent quarters.
The Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The Index is reconstituted every April and October (based on information as of the prior month-end)
and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2021, the Index had a market capitalization range from $360.5 million to $9.6 billion.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles. The Fund also reserves the right to exclude investments, in its best judgement, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index. A replication strategy means that the Fund seeks to hold all of the securities included in its index, in approximately the percentages represented by the securities in the index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk.
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

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Equity Risk.
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks.
The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable.
The Fund’s shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
Authorized Participants Concentration Risk.
A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Limited History of Operations.
The Fund is a relatively new ETF and, therefore, has a limited history of operations for investors to evaluate.
Liquidity Risk.
In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the
Sub-Advisor.
Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Passive Investment Risk.
The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The
Sub-Advisor
will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
Small Capitalization Stock Risk.
The earnings and prospects of
small-cap
companies are more volatile than larger companies.
Small-cap
companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
Small-cap
companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Stock Market Risk.
Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks.
The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.
You may lose money by investing in the Fund.
 There is no guarantee that the Fund will achieve its objective.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date
returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800)
846-7526
.
Year-by-year
Annual Total Returns
(for calendar years ending on December 31)

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BEST QUARTER	WORST QUARTER

Dec-20	Mar-20

31.26%	-32.52%
Average Annual Total Returns
(for periods ending on December 31, 2020)

US SMALL CAP CORE ETF	1 YEAR	INCEPTION*

Return before taxes	9.99%	12.65%

Return after taxes on distributions (1)	9.62%	12.27%

Return after taxes on distributions and sale of shares (1)	6.08%	9.54%

Victory US Small Cap Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	10.63%	13.29%

*	December 2, 2019
(1)
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

(2)
Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

INVESTMENT ADVISOR
Timothy Partners, Ltd. has served as the Fund’s investment adviser since the Fund commenced operations on December 2, 2019.
SUB-ADVISOR
Victory Capital Management Inc. (“Victory Capital” or the
“Sub-Advisor”)
through its Victory Solutions team, has served as the Fund’s
Sub-Advisor
since the Fund commenced operations on December 2, 2019.
PORTFOLIO MANAGERS
Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.
Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.

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PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind
for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.
Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV.
TAX INFORMATION
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Timothy Plan US Large/Mid Cap Core ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
SHAREHOLDER FEES
(fees paid directly from your investment)
NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%

Total Annual Operating Expenses	0.52%
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$53	$167	$291	$653

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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap
weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the
Sub-advisor,
to construct its constituent securities.
The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The Index is reconstituted every April and October (based on information as of the prior month-end)
and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2021, the Index had a market capitalization range from $5.33 billion to $641.2 billion.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk.
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

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Equity Risk.
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks.
The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable.
The Fund’s shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
Authorized Participants Concentration Risk.
A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Large Capitalization Stock Risk
. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. Larger, more established companies may not respond as quickly to competitive challenges (such as changes in technology and consumer tastes) and their growth rate may lag those of smaller companies, especially during periods of economic expansion.
Smaller Capitalization Stock Risk.
The earnings and prospects of medium sized companies can be more volatile than larger companies and they may experience higher failure rates than larger companies. The stocks of medium sized companies may have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
Limited History of Operations
. The Fund is a relatively new ETF and has a limited history of operations
for investors to evaluate.

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Passive Investment Risk.
The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Advisor will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index.
Stock Market Risk.
Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks.
The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
PAST PERFORMANCE
The following bar chart
and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

More
up-to-date
returns are available on the Fund’s website at
www.timothyplan.com
, or by calling the Fund at
(800)
846-7526
.
Year-by-year
Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER

Jun-20	Mar-20

20.54%	-24.00%

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Average Annual Total Returns
(for periods ending on December 31, 2020)

US LARGE/MID CAP CORE ETF	1 YEAR	INCEPTION*

Return before taxes	14.67%	14.29%

Return after taxes on distributions (1)	14.41%	14.01%

Return after taxes on distributions and sale of shares (1)	8.82%	10.95%

Victory US Large/Mid Cap Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	15.23%	14.84%

*	April 29, 2019
(1)
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

(2)
Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

INVESTMENT ADVISOR
Timothy Partners, Ltd. has served as investment adviser to the Fund since its inception on April 29, 2019.
SUB-ADVISOR
Victory Capital Management Inc. (“Victory Capital” or the
“Sub-Advisor”)
through its Victory Solutions team, has served as the Fund’s
Sub-Advisor
since the Fund’s inception on April 29, 2019.
PORTFOLIO MANAGERS
Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since April 2019.
Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since April 2019.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind
for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.
Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV.

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TAX INFORMATION
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Timothy Plan High Dividend Stock ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”) before fees and expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
SHAREHOLDER FEES
(fees paid directly from your investment)
NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%

Total Annual Operating Expenses	0.52%
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$53	$167	$291	$653

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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap
weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s sub-adviser,
to construct its constituent securities.
The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Parent Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The 100 highest dividend yielding stocks become the stocks included in the Index and are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every April and October (based on information as of the prior month-end)
and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2021, the Index had a market capitalization range from $7.5 billion to $191 billion.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk.
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

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Dividend Income Strategy Risk.
The Fund’s high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.
Equity Risk.
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks.
The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable.
The Fund’s Shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk
. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
Authorized Participants Concentration Risk
. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV . For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV , the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Large-Capitalization Stock Risk.
The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Limited History of Operations.
The Fund is a relatively new ETF and, therefore, has a limited history of operations for investors to evaluate.

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Passive Investment Risk.
The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The
Sub-Advisor
will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
Stock Market Risk.
Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks.
The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date
returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.
Year-by-year
Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER

Jun-20	Mar-20

16.02%	-28.98%

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Average Annual Total Returns
(for periods ending on December 31, 2020)

HIGH DIVIDEND STOCK ETF	1 YEAR	INCEPTION*

Return before taxes	-1.17%	4.55%

Return after taxes on distributions (1)	-1.80%	3.90%

Return after taxes on distributions and sale of shares (1)	-0.34%	3.41%

Victory US Large Cap High Dividend Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	-0.72%	5.05%

*	April 29, 2019
(1)
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

(2)
Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

INVESTMENT ADVISOR

Timothy Partners, Ltd., has served as investment adviser to the Fund since its inception on April 29, 2019.
SUB-ADVISOR
Victory Capital Management Inc. (“Victory Capital or the
“Sub-Advisor”)
through its Victory Solutions team, has served as the Fund’s
Sub-Advisor
since the Fund’s inception on April 29, 2019.
PORTFOLIO MANAGERS
Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since April 2019.
Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since April 2019.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind
for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.
Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV.

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TAX INFORMATION
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Timothy Plan International ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory International Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
SHAREHOLDER FEES
(fees paid directly from your investment)
NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.62%

Total Annual Operating Expenses	0.62%
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$63	$199	$346	$774

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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory International Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market cap weighting. Such methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the
Sub-Advisor,
to construct its constituent securities:
The Index universe begins with the stocks included in the Nasdaq Victory International Volatility Weighted Index, a volatility weighted index comprised of the 500 largest publicly traded foreign companies by market capitalization with positive earnings in each of the four most recent quarters.
The Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Great Britain, Japan, Hong Kong and Australia.
The Index is reconstituted every April and October (based on information as of the prior month-end)
and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%.
The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk.
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

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Equity Risk.
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks.
The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable.
The Fund’s shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
International Closed Market Trading Risk.
Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange (as defined below) is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of the Shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Authorized Participants Concentration Risk.
A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

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Foreign Investment Risks.
Foreign Exposure Risk.
Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Currency Risk.
The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Limited History of Operations.
The Fund is a relatively new ETF and, therefore, has a limited history of operations for investors to evaluate.
Passive Investment Risk.
The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The
Sub-Advisor
will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
Sampling Risk.
The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Stock Market Risk.
Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks.
The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date
returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800)
846-7526
.

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Year-by-year
Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER

Jun-20	Mar-20

14.81%	-22.78%
Average Annual Total Returns
(for periods ending on December 31, 2020)

INTERNATIONAL ETF	1 YEAR	INCEPTION*

Return before taxes	7.66%	10.30%

Return after taxes on distributions (1)	7.26%	9.88%

Return after taxes on distributions and sale of shares (1)	4.92%	7.86%

Victory International Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	8.54%	11.24%

*	December 2, 2019
(1)
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

(2)
Victory International Volatility Weighted BRI Index IS an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

INVESTMENT ADVISOR
Timothy Partners, Ltd. has served as investment advisor to the Fund commenced operations on December 2, 2019.

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SUB-ADVISOR
Victory Capital Management Inc. (“Victory Capital or the
“Sub-Advisor”)
through its Victory Solutions team, has served as the Fund’s
Sub-Advisor
since the Fund commenced operations on December 2, 2019.
PORTFOLIO MANAGERS
Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.
Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind
for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.
Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV.
TAX INFORMATION
The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Section 2 |
    Additional Fund Information
The Timothy Plan US Small Cap Core ETF (“Small Cap Fund”), Timothy Plan US Large/Mid Cap Core ETF (“Large/Mid Cap Fund”), Timothy Plan High Dividend Stock ETF (“High Dividend Fund”), and Timothy Plan International ETF (“International Fund”) are each organized as an exchange-traded fund (“ETF”), each having distinct investment management objectives, strategies, risks, and policies.
This section describes additional information about the principal investment strategies that the Funds will use under normal market conditions to pursue their investment objectives. In managing the Funds’ investment portfolios, the
Sub-Advisor
uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. The Funds do not try to outperform their indexes. Under normal market conditions, each Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of a particular index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities comprising the Fund’s respective index. Keep in mind that for cash management purposes, each Fund is permitted to hold all or a portion of its assets in cash, index futures, short-term money market instruments or shares of other investment companies, including money market funds. To the extent that it does so, a Fund may not benefit from any upswing in the market and may fail to meet its investment objective.
The
Sub-Advisor
expects that, over time, the correlation between a Fund’s performance and that of its respective index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation. The
Sub-Advisor
monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.
At times, the
Sub-Advisor
may invest all or a portion of a Fund’s assets in another Timothy Plan investment company, including an ETF, that seeks to track the same index as the Fund or a similar index, such as a reference index. The
Sub-
Advisor may choose to do so, for example, when holding such other investment company would be more efficient than investing directly in the individual constituent securities of the Index.
Each Fund’s investment objective and policy to invest at least 80% of its net assets in the securities of its respective Index are each a non-fundamental
policy and may be changed by the Board upon 60 days’ written notice to shareholders. For purposes of a Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.
INVESTMENTS
The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategies.
U.S. Equity Securities (All Funds):
Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.
Equity Securities of Foreign Companies (International Fund):
Can include common stock and convertible preferred stock of
non-U.S.
corporations. Also, may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The
Sub-Advisor
may use several types of investments and investment techniques in pursuing the Funds’ overall investment objective which the
Sub-Advisor
does not consider to be a part of a Fund’s principal investment strategies. Additional types of securities and strategies that the Funds may utilize are included in the Funds’ Statement of Additional Information (“SAI”).

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RISK FACTORS
The following describes the principal risks that you may assume as an investor in a Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Summary Section of its Prospectus.
There is no assurance that a Fund will achieve its investment objective. Each Fund’s Share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund Shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. No Fund, by itself, is intended to be a complete investment program.
Excluded Security Risk.
Because the Funds do not invest in Excluded Securities, the Funds may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because each Fund’s respective index is reconstituted only at prescribed times during the year, a Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria is changed in between these dates.
Dividend Income Strategy Risk.
The High Dividend Fund’s dividend income strategy may not be successful. The stocks of dividend paying companies may underperform the overall stock market. The High Dividend Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend
paying stocks or other segments of the stock market. Performance could also be negatively impacted if companies reduce their dividend payout.
Stock Market Risk.
Overall stock market risks may affect the value of a Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, political events and world-wide health issues can significantly affect the securities markets. The world-wide economy is currently being significantly impacted by the
COVID-19
virus and the responses being undertaken by the world’s governments to address the threat. The economic cost of this pandemic is not known and is difficult to predict.
Equity Risk.
The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risk.
Each Fund is structured as an ETF and as a result is subject to special risks, including:
Not Individually Redeemable.
The Funds’ Shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Although the Shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for Shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

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Market Price Variance Risk.
Individual Shares of the Funds that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market (a premium), and you may receive less than NAV when you sell those Shares (a discount). The market price of Shares, like the price of any exchange-traded security, includes a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask
spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. Each Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
International Closed Market Trading Risk.
Many of the International Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the International Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause Shares to trade at a premium or discount to NAV.
Authorized Participants Concentration Risk.
A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. In addition, there is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of each Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of a Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account a Fund’s expenses. For securities traded outside of the U.S., the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close which could affect premiums and discounts between the IIV and the market price of a Fund’s share. In addition, the IIV is based on the published Deposit Securities and not on a Fund’s actual holdings. The Funds, the Advisor, the
Sub-Advisor,
and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV and make no warranty as to the accuracy of these calculations.
Foreign Investment Risk.
(International Fund) Foreign securities, including ADRs and GDRs, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

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Foreign Exchanges Risk.
The International Fund will, and the other Funds may, place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called
principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.
Currency Risk.
Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk. This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Index/Defensive Positioning Risk.
Because each Fund’s underlying index’s allocation to cash versus securities is determined at month-end,
there is a risk that the underlying index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods when a Fund may be invested in fixed income investments, the Fund would not benefit from any upswing in the equity markets. The Fund would also incur transaction costs and potentially adverse tax consequences in the event the Fund allocates to cash.
Large Capitalization Stock Risk.
(Large/Mid Cap and High Dividend Funds) The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. Larger, more established companies may not respond as quickly to competitive challenges (such as changes in technology and consumer tastes) and their growth rate may lag those of smaller companies, especially during periods of economic expansion.
Limited History of Operations.
Each Fund is a relatively new ETF and has a limited history of operations.
Liquidity Risk.
In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
Passive Investment Risk.
The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index. The
Sub-Advisor
has created each Index, which may result in potential conflicts of interest. Potential conflicts include the possibility of misuse or improper dissemination of non-public
information about contemplated changes to the composition of an Index. The
Sub-Advisor
has adopted policies and procedures which it believes are reasonably designed to prevent or mitigate these potential conflicts. There is no assurance that an Index will be compiled or calculated accurately.
Smaller Capitalization Stock Risk.
The Small Cap ETF invests in smaller companies and the Large/Mid Cap Fund invests in medium sized companies. The earnings and prospects of small and medium sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of smaller cap companies may have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. These risks are generally greater with respect to small-cap
securities.

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Sampling Risk.
The International Fund’s use of a representative sampling strategy will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with one or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Risk.
There is no guarantee that a Fund will achieve a high degree of correlation to its Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by
S-Networks
Global Index for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. In addition, a Fund may not be able to replicate exactly the performance of its Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio. Additionally, a Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

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Section 3 |	Organization and Management of the Funds
The Funds’ Board of Trustees has the overall responsibility for overseeing the management of the Funds.
THE INVESTMENT ADVISOR
Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment Advisor. TPL supervises the investment of the assets of the Funds in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the
Sub-Advisor.
To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the Advisor to each Fund since its inception on April 29, 2019 or December 2, 2019, as applicable.
THE MANAGING GENERAL PARTNER
Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by the
Sub-Advisor
to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.
TPL has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.
The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. The Large/Mid Cap Fund, Small Cap Fund and High Dividend Fund each pay TPL a Management Fee equivalent to 0.52% annually of the Fund’s average daily net assets, computed daily and paid monthly. The International Fund pays TPL a Management Fee equivalent to 0.62% annually of the Fund’s average daily net assets, computed daily and paid monthly.
A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Fund, and the
Sub-Advisor
as manager of the Funds, will be available in the Funds’ semi-annual report dated June 30, 2021.
TPL, with the Trust’s consent, has engaged the services of the
Sub-Advisor
described below to provide
day-to-day
investment advisory services to the Fund. TPL pays all fees charged by the
Sub-Advisor
for such services.

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THE
SUB-ADVISOR
TPL, with the consent of the Trust’s Board, has entered into a
Sub-Advisory
Agreement with Victory Capital Management, Inc., (“Victory Capital” or the
“Sub-Advisor”)
through its Victory Solutions team, located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (the
“Sub-Advisor”).
The
Sub-Advisor
is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The
Sub-Advisor
manages the investment portfolios of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of March 31, 2021, the
Sub-
Advisor managed or advised assets totaling approximately $154.3 billion for individual and institutional clients.
The
Sub-Advisor
is a multi-boutique asset manager comprised of multiple investment teams. The
Sub-Advisor’s
Victory Solutions portfolio management team oversees the
Sub-Advisor’s
rules-based investment strategies and is responsible for the day-to-day
investment management of the Funds.
A discussion of the Board’s most recent considerations in renewing the
Sub-Advisory
Agreement will be available in the Funds’ semi-annual report dated June 30, 2021.
PORTFOLIO MANAGEMENT
Mannik Dhillon and Free Foutz are
Co-Portfolio
Managers of the Funds and are jointly responsible for the
day-to-day
management of the Funds’ portfolios.
Mr. Dhillon, CFA and CAIA
®
, is President of Victory Capital’s VictoryShares and Solutions platform. From 2015- 2017, he served as the
Sub-Advisor’s
Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charter holder.
Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform with over 18 years of industry experience. From 2002 to 2015, when he joined Victory Capital, Mr. Foutz held various research and portfolio management positions with Charles Schwab& Co.
The Funds’ SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
SHARE PRICE
The net asset value (“NAV”) of each Fund is generally determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s net asset value will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets- liabilities)/number of shares). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of Shares, as well as all requests for the redemption of Shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.
Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on

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the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. In computing the NAV, immediately prior to closing of the NYSE, a Fund values the foreign securities held by the Fund at the latest closing price on the exchange in which they are traded. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of a Fund’s securities may change on days when shareholders are not able to purchase and redeem the Fund’s Shares if the Fund has portfolio securities that are primarily traded in foreign markets that are open on weekends or other days when the Fund does not price its Shares. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.
With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund’s net asset value is calculated based upon the net asset values of those open-end
management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short- term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
PREMIUM/DISCOUNT INFORMATION
Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers at market prices and a Fund’s Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.
Information about each Fund’s daily market price and how often Shares of each Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund can be found at timothyplan.com under Form & Docs: Timothy Plan ETFs.

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HOW TO BUY AND SELL SHARES
Shares of each Fund will be listed for trading on the Exchange under the ticker symbols listed on the cover of this Prospectus. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of Shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity.
Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Funds’ APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Funds’ Distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Funds. APs may acquire Shares directly from a Fund, and APs may tender their Shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 50,000 shares. Purchases and redemptions directly with a Fund must follow the Funds’ procedures, which are described in the SAI.
The Funds may liquidate and terminate at any time without shareholder approval.
SHARE TRADING PRICES
The trading prices of a Fund’s Shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors. The approximate value of Shares will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The approximate value generally is determined by using current market quotations. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to the accuracy of these values.
BOOK ENTRY
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund’s Shares can only be purchased and redeemed directly from a Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. The Funds with exposure to
non-U.S.
securities employ fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. In addition, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.
The vast majority of trading in a Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains.
Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind
purchases and redemptions of Shares or market timing activity by the APs or on the Shares’ secondary market.

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Section
 4 |
    Distributions and Taxes
Unlike interests in conventional mutual funds, which typically are bought and sold from and to a fund only at closing NAVs, each Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day
basis and are created and redeemed
in-kind
and/or for cash in Creation Units at each day’s next calculated NAV.
In-kind
arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’
in-kind
redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.
Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased Shares makes such option available.
As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a
tax-exempt
entity or
tax-deferred
retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund makes distributions,
•	You sell your shares listed on the Exchange, and
•	You purchase or redeem Creation Units.
TAXES ON DISTRIBUTIONS
As stated above, each Fund ordinarily declares and pays dividends from net investment income, if any, monthly. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which a Fund satisfies certain holding periods and other restrictions), if any, generally are taxable to non-corporate
shareholders at preferential rates. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.
In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short- term capital losses are taxable as long-term capital gains (at the 20% maximum rate referred to above for non-corporate
shareholders), regardless of how long you have held the shares.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free
return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

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By law, the Funds are required to withhold 28% of your distributions and redemption proceeds if you have not provided the Funds with a correct Social Security number or other taxpayer identification number and in certain other situations.
TAXES ON EXCHANGE-LISTED SHARE SALES
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.
TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Shares under all applicable tax laws.

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Section
 5 |
    Other Information
CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
PORTFOLIO HOLDINGS DISCLOSURE
A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information. Each Fund’s portfolio is disclosed daily on the Funds’ website at timothyplan.com.
Shareholders may also request portfolio holdings schedules at no charge by calling toll free
1-800-846-7526.
SHAREHOLDER COMMUNICATIONS
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Timothy Plan may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed U.S. to the contrary. You may request that the Timothy Plan send these documents to each shareholder individually by calling the Timothy Plan at
1-866-846-7526,
and they will be delivered promptly.

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While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and each Fund, neither this Prospectus nor the SAI represents a contract between the Trust or a Fund and any shareholder.
DISCLAIMERS
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of each Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of each Index, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.
The Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the Shares, or any other person or entity from the use of each Index or the data included therein.
The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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Section
 6 |
    Other Service Providers

Citi Fund Services Ohio, Inc.	4400 Easton Commons, Suite 200, Columbus, OH 43219, serves as administrator and fund accountant for the Funds.

Citibank, N.A.	388 Greenwich Street, New York, NY, serves as transfer agent and custodian of the Funds’ assets.

Foreside Distributors	3 Canal Plaza, Suite 100, Portland, ME 04101, serves as distributor for the continuous offering of each Fund’s shares.

Cohen & Company, Ltd.	1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Funds.

David Jones, Esq.	20770 Hwy 281 N., Suite 108-619, San Antonio, TX 78258, serves as legal counsel to the Funds.

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Section
 7 |
Financial Highlights
The table below sets forth data for one share of capital stock outstanding throughout each period represented. The Financial Highlights Table is intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period(s) since each Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended December 31, 2020 and prior have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

	US SMALL CAP CORE ETF		US LARGE/MID CAP CORE ETF
	For the Year Ended 12/31/2020	For the period 12/3/2019 (a) to 12/31/2020	For the Year Ended 12/31/2019	For the period 5/1/2019 (a) to 12/31/2019

Net Asset Value, Beginning of Period	$25.55	$24.73	$27.23	$25.16

Investment Activities:

Net Investment Income (Loss) (b)	0.32	0.02	0.23	0.21

Net Realized and Unrealized Gains (Losses) on Investments	2.15	0.82	3.72	2.04

Total from Investment Activities	2.47	0.84	3.95	2.25

Distributions to Shareholders:

Net Investment Income	(0.31)	(0.02)	(0.25)	(0.18)

Total Distributions	(0.31)	(0.02)	(0.25)	(0.18)

Net Asset Value, End of Period	$27.71	$25.55	$30.93	$27.23

Total Return (excludes sales charge) (c)	9.99%	3.39%	14.67%	9.01%

Ratios/Supplemental Data:

Ratio of Expenses to Average Net Assets (d)	0.52%	0.52%	0.52%	0.52%

Ratio of Net Investment Income (Loss) to Average Net Assets (d)	1.45%	0.89%	0.88%	1.22%

Net Assets, End of Period (000’s)	$31,869	$10,222	$163,904	$134,795

Portfolio Turnover (c)	78%	—	45%	17%

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

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	HIGH DIVIDEND STOCK ETF			INTERNATIONAL ETF
	For the Year Ended 12/31/2020		For the period 5/1/2019 (a) to 12/31/2020	For the Year Ended 12/31/2019	For the period 12/3/2019 (a) to 12/31/2019

Net Asset Value, Beginning of Period	$26.89		$25.10	$25.58	$24.80

Investment Activities:

Net Investment Income (Loss) (b)	0.57		0.48	0.47	0.04

Net Realized and Unrealized Gains (Losses) on Investments	(0.96	) (c)	1.74	1.40	0.77

Total from Investment Activities	(0.39)		2.22	1.87	0.81

Distributions to Shareholders:

Net Investment Income	(0.62)		(0.43)	(0.47)	(0.03)

Total Distributions	(0.62)		(0.43)	(0.47)	(0.03)

Net Asset Value, End of Period	$25.88		$26.89	$26.98	$25.58

Total Return (excludes sales charge) (d)	(1.17)%		9.00%	7.66%	3.25%

Ratios/Supplemental Data:

Ratio of Expenses to Average Net Assets (e)	0.52%		0.52%	0.62%	0.62%

Ratio of Net Investment Income (Loss) to Average Net Assets (e)	2.45%		2.81%	1.98%	1.99%

Net Assets, End of Period (000’s)	$122,911		$94,132	$71,500	$23,018

Portfolio Turnover (d)	68%		23%	63%	12%

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

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Section 8 |
Other Information
This Prospectus is accompanied by a Statement of Additional Information (SAI), dated April 30, 2021: The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.
Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Funds or your accounts, online at Timothy PlanLiterature.com, by contacting the Timothy Plan at the following address or telephone number, or by contacting your financial intermediary.

By telephone:	By mail:
Call Timothy Plan at 1-800-846-7526	Timothy Plan 1055 Maitland Center Commons Maitland FL 32751
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person:	By mail:	On the Internet:

SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	SEC Public Reference Section Washington, D.C. 20549-1520	EDGAR database at sec.gov or by email request at publicinfo@sec.gov
Investment Company Act File Number
811-0822

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EXCHANGE TRADED FUNDS

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2021

Ticker
Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

(each a “Fund” and together, the “Funds”)

Each Fund is a series of the Timothy Plan

Listed and traded on: The New York Stock Exchange

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s prospectus, dated April 30, 2021, as it may be amended or supplemented from time to time (the “Prospectus”). Copies of the Prospectus of each Fund can be obtained without charge upon request made to the Timothy Plan, at timothyplan.com or by calling toll free 1-800-846-7526. This SAI pertains only to the Timothy Plan US Small Cap Core ETF, Timothy Plan US Large/Mid Cap Core ETF, Timothy Plan High Dividend Stock ETF, and Timothy Plan International ETF. The Timothy Plan offers additional Funds, which are described in a separate statement of additional information.

Cohen & Company, Ltd., has been retained as the Funds’ independent registered public accounting firm. You may obtain a copy of the Funds’ most recent annual report, dated December 31, 2020, at no charge by writing to the address or calling the phone number noted above.

General Information

The Funds are each diversified series of the Timothy Plan (the “Trust”), a Delaware business trust organized on December 16, 1993. The Trust currently consists of 18 series of beneficial interest (“shares”). This SAI pertains only to the Timothy Plan US Small Cap Core ETF, Timothy Plan US Large/Mid Cap Core ETF, Timothy Plan High Dividend Stock ETF, and Timothy Plan International ETF (each a “Fund,” and collectively, the “Funds”).

Timothy Partners, Ltd. (“TPL” or the “Advisor”), serves as the Funds’ investment advisor. Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”), is the Funds’ investment sub-advisor. Each Fund’s investment objective, restrictions and policies are more fully described here and in the Fund’s Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or new share class of an existing Fund under the Trust or liquidate a Fund or share class at any time.

Much of the information contained in this SAI expands on subjects discussed in the Funds’ Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of a Fund should be made without first reading that Fund’s Prospectus.

The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s underlying index (the “Deposit Securities”), together with the deposit of a specified cash

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payment (the “Cash Component”), plus a transaction fee. The Funds are approved for listing on The New York Stock Exchange (“NYSE” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV. The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Purchase and Redemption of Shares” below.

Shares of each Fund are listed for trading and trade throughout the day on the Exchange.

In order to provide additional information regarding the indicative value of Shares of the Funds, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

Investment Objectives, Policies and Limitations

INVESTMENT OBJECTIVES

Each Fund’s investment objective is non-fundamental. There can be no assurance that a Fund will achieve its investment objective.

INVESTMENT POLICIES AND LIMITATIONS OF THE FUNDS

Unless a policy of a Fund is expressly deemed to be a fundamental policy of the Fund, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open- end investment company. Each Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940 Act, as amended, (the “1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or

(ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. Government, its agencies or instrumentalities and securities of other investment companies). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

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Under the Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a regulated investment company, a Fund must meet certain diversification requirements (among other requirements) as determined at the close of each quarter of each taxable year. For instance, no more than 25% of a Fund’s assets can be invested, including through corporations in which the fund owns 20% or more voting stock interest, in the securities of any one issuer other than Government securities and securities of other regulated investment companies, of two or more issuers which the regulated investment company controls and which are engaged in the same, similar, or related trades or businesses, or of one or more publicly traded partnerships. In addition, at least 50% of the market value of the Fund’s assets must be represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS OF THE FUNDS

The following investment policies and limitations are fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares, as defined under the 1940 Act.

SENIOR SECURITIES

None of the Funds may issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

The SEC takes the position that transactions that have the effect of increasing the leverage of the capital structure of a fund are the economic equivalent of borrowing, and they can be viewed as a type of borrowing known as a “senior security” for purposes of the 1940 Act. Examples of such transactions and trading practices include reverse repurchase agreements; mortgage-dollar-roll transactions; selling securities short (other than selling short “against the box”); buying and selling certain derivatives contracts, such as futures contracts; writing or selling put and call options; engaging in sale-buybacks; firm commitment and standby commitment agreements; when-issued, delayed delivery and forward commitment transactions; and other similar transactions. A transaction will not be considered to constitute the issuance by a fund of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% minimum asset coverage requirement

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otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position by segregating liquid assets (as determined by the Advisor under the general oversight of the Board) at least equal to the value of the Fund’s potential economic exposure as measured daily on a mark-to-market basis; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively defined as “covers” the transaction). In most cases the Fund need not physically segregate the assets. Instead, the fund’s custodian may note on the fund’s books the assets that are “segregated.” Segregated liquid assets may not be used to cover other obligations, and if disposed of, must be replaced. In order to comply with the applicable regulatory requirements regarding cover, a Fund may be required to buy or sell securities at a disadvantageous time or when the prices then available are deemed disadvantageous. In addition, segregated assets may not be readily available to satisfy redemption requests or for other purposes.

BORROWING

Each Fund may not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

UNDERWRITING, PURCHASING SECURITIES ON MARGIN, OR PARTICIPATING ON A JOINT BASIS

Each Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (“1933 Act”), by virtue of disposing of portfolio securities.

REAL ESTATE

Each Fund may not purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

CONCENTRATION

Each Fund may not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries. This limitation does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

Concentration means investing more than 25% of a Fund’s net assets in a particular industry or a specified group of industries.

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COMMODITIES

Each Fund may not purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity futures contracts or options), except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

LENDING

Each Fund may not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

NON-FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS OF THE FUNDS.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees.

No Fund may purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a “fund of funds.” Except as provided in the next paragraph, none of the Funds may: (1) invest more than 5% of its total assets in the securities of any one investment company; (2) own more than 3% of the securities of any one investment company; or (3) invest more than 10% of its total assets in the securities of other investment companies.

Each Fund may purchase and redeem shares issued by a money market fund without limit, provided that either: (1) the acquiring Fund pays no “sales charge” or “service fee” (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Advisor waives its advisory fee in an amount necessary to offset any such sales charge or service fee. For purposes of this investment restriction, a “money market fund” is either: (1) an open-end investment company registered under the 1940 Act and regulated as a money market fund in accordance with Rule 2a-7 under the 1940 Act; or (2) a company that is exempt from registration as in investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act and that: (a) limits its investments to those permitted under Rule 2a-7 under the 1940 Act; and (b) undertakes to comply with all the other requirements of Rule 2a-7, except that, if the company has no board of directors, the company’s investment advisor performs the duties of the board of directors.

No Fund may invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund net assets are illiquid, the Fund’s investment advisor(s) will reduce illiquid assets such that they do not represent more than 15% of Fund net assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders.

No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in the fundamental limitations above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

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No Fund may invest in any issuer for purposes of exercising control or management.

No Fund may make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

No Fund may invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and, in the usual course of business, at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of the Securities Act, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. TPL, the Fund’s investment advisor, under oversight of the Board, determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

Investment Practices, Instruments and Risks

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Policies and Limitations of the Funds” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below.

The Funds may, following notice to their shareholders, take advantage of other investment practices that presently are not contemplated for use by the Funds or that currently are not available but that may be developed, to the extent such investment practices are both consistent with a Fund’s investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in a Fund’s Prospectus and this SAI.

EQUITY SECURITIES

Equity securities in which a Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

COMMON STOCK

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

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PREFERRED STOCK

A Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

CONVERTIBLE SECURITIES

A Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

PARTICIPATION NOTES

A Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations. Investing in participation notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participation notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participation notes are subject to counterparty risks. Participation notes may be considered illiquid.

WARRANTS

A Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

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DEPOSITARY RECEIPTS

A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.

INCOME TRUSTS

A Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or “trust units” are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit’s market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

PUBLICLY TRADED PARTNERSHIPS

A Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships, the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded

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partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing option; or, a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP’s which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

REAL ESTATE INVESTMENT TRUSTS

A Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of a Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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FIXED INCOME/DEBT/BOND SECURITIES

It is anticipated that the Funds will be invested in equities rather than debt securities. The Advisor may, however, determine it is prudent to invest in debt securities described and explained in this section.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in a Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which a Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

A Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short- term interest rates and long-term securities tend to react to changes in long-term interest rates.

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Liquidity Risk. Rising interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, a Fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce a Fund’s return. A reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances and are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. A Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which a Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

INTERNATIONAL AND FOREIGN DEBT SECURITIES.

International bonds include Yankee and Euro obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Eurodollar Bonds”). International bonds also include Canadian and supranational agency bonds (e.g., those issued by the International Monetary Fund).

Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

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Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those prevalent in the U.S. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s investment.

In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments that could affect U.S. investments in those countries. The Advisor will take such factors into consideration in managing a Fund’s investments.

Since most foreign debt securities are not rated, a Fund will invest in those foreign debt securities based on the Advisor’s analysis without relying on published ratings. Achievement of a Fund’s goals, therefore, may depend more upon the abilities of the Advisor than would otherwise be the case. The value of the foreign debt securities held by a Fund, and thus the net asset value of a Fund’s shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund’s investments in debt securities are denominated with respect to the U.S. dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund’s investments in foreign debt securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

A Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

TIME DEPOSITS AND VARIABLE RATE NOTES

A Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest

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pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

COMMERCIAL PAPER

A Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer- term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

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HIGH YIELD SECURITIES

A Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short- term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market.

Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating. A reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

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Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest- bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the 1933 Act, usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even if it does not invest in such securities.

MUNICIPAL GOVERNMENT OBLIGATIONS

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax - that may become available in the future as long as the Fund’s Board determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. A Fund may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause,

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which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non- appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

UNITED STATES GOVERNMENT OBLIGATIONS

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. A Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (e.g., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (e.g., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

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FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

MORTGAGE PASS-THROUGH SECURITIES

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life.

Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass- through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related pass-through securities. A Fund does not purchase interests in pools created by such non-governmental issuers.

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Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

SECURITIES OF OTHER INVESTMENT COMPANIES.

General. Except as described in the following paragraphs, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

A Fund may also purchase and redeem shares issued by a money market fund without limit, provided that either: the Fund pays no “sales charge” or “service fee” (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Advisor waives its advisory fee in an amount necessary to offset any such sales charge or service fee.

Pursuant to an order issued by the SEC exempting certain ETFs from Section 12(d)(1) of the 1940 Act (SEC Order”), in addition to procedures approved by the Board, each Fund may invest in such ETFs in excess of the 5% and 10% limits described above, provided that the Fund complies with the conditions of the relevant SEC Order, as it may be amended, and any other applicable investment limitations.

In general, the underlying index of each Fund excludes securities issued by investment companies such as closed- end funds and exchange-traded funds. Under normal market circumstances, therefore, a Fund is expected to invest more than 80% of its net assets in securities issued by publicly traded companies that are not securities issued by investment companies. For purposes of determining compliance with a Fund’s policy not to concentrate 25% of its investments in any one industry or a specified group of industries, the Fund generally does not look through to the investments of any underlying fund. The Fund will, however, consider the concentration of underlying funds for the purposes of applying concentration limits if the underlying fund itself has a policy to concentrate in a particular industry. In that case, the particular industry in which the underlying investment company invests would be counted for purposes of calculating the Fund’s concentration limitation

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As a shareholder of an investment company, a Fund indirectly will bear its proportionate share of any management fees and other expenses paid by such investment company in addition to the fees and expenses a Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. A Fund would also bear the risk of all of the underlying investments held by the other investment company. An investment company may not achieve its investment objective.

Exchange-Traded Funds (“ETFs”) are investment companies whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Certain ETFs are actively managed portfolios rather than being based upon an underlying index. ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities or commodities that replicates, or is a representative sample of, a particular index or commodity and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

Unit Investment Trusts (“UITs”) are investment companies that hold a fixed portfolio of securities until the fixed maturity date of the UIT. A Fund would generally only purchase UITs in the secondary market for cash, which would result in the payment of commissions.

Risk Factors Associated with Investments in ETFs and UITs. ETF and UIT shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF or UIT it holds than it paid at the time it purchased those shares. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF or UIT shares would be unable to sell them until trading is resumed. There can be no assurance that an ETF or UIT will continue to meet the listing requirements of the exchange or that an active secondary market will develop for shares. In addition, because ETFs and UITs invest in a portfolio of common stocks or other instruments or commodities, the value of an ETF or UIT could decline if prices of those instruments or commodities decline. An overall decline of those instruments or commodities comprising an ETF’s or UIT’s benchmark index could have a greater impact on the ETF or UIT and investors than might be the case in an investment company with a more widely diversified portfolio.

Losses could also occur if the ETF or UIT is unable to replicate the performance of the chosen benchmark index. There may be times when the market price for an ETF or UIT and its NAV vary significantly, and a Fund may pay more than (premium) or less than (discount) NAV when buying shares on the secondary market. The market price of an ETF’s or UIT’s shares includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that the shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest.

Other risks associated with ETFs and UITs include the possibility that: (i) an ETF’s or UIT’s distributions may decline if the issuers of the ETF’s or UIT’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF or UIT could be terminated. Should termination occur, the ETF or UIT could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about an ETF or UIT or its investments, because ETFs and UITs are generally passively managed, could expose investors in ETFs and UITs to unknown risks. Actively managed ETFs are also subject to the risk of underperformance relative to their chosen benchmark.

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FOREIGN SECURITIES

General. A Fund may invest in foreign securities and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. To the extent a Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. A Fund may purchase securities of emerging market issuers and ETFs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Investing through Stock Connect. Certain of the Funds may invest in developing markets through trading structures or protocols that subject them to certain risks (such as risks associated with illiquidity, custody of assets, different settlement and clearance procedures, asserting legal title under developing legal and regulatory regimes and other risks) to a greater degree than in developed markets or even other developing markets. For example, a Fund may invest in certain eligible Chinese securities (“China A-Shares”) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) through the Hong Kong—Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by the Hong Kong Stock Exchange (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. Stock Connect is subject to regulations promulgated by regulatory authorities for both SSE and SEHK. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely affect Stock Connect and the value of the China A-Shares held by a Fund. There is no guarantee that the systems required to operate Stock Connect will function properly or will continue to be adapted to changes and developments in both markets or that both exchanges will continue to support Stock Connect in the future. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

Although trading through Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to the aggregate volume of trading on Stock Connect, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities or to enter into or exit trades on a timely basis. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect pursuant to the program’s rules, which may further subject a Fund to liquidity risk in respect of China A-Shares.

Stock Connect can only operate when both Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As a result, if either or both of these markets are closed on a U.S. trading day, a Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance. Because of the way in which China A-Shares are held through Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE becomes insolvent. Only certain China A shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Investments in China A-shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker.

OPTIONS

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, stock indices, other index, reference asset or reference item and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

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Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered; however, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Successful use by a Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. A Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts. A Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. A Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

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Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option.

This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

SPREAD TRANSACTIONS

A Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

FUTURES CONTRACTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index or reference item such as stock volatility) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

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Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

SWAP AGREEMENTS

A Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. A Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer’s country. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

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Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

A Fund may enter into a swap agreement in circumstances where the Advisor believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

PRECIOUS METALS AND OTHER COMMODITIES

Certain Funds are subject to the risk of sharp price volatility of metals or other commodities, and of shares of companies principally engaged in activities related to metals or other commodities. Investments related to metals or other commodities may fluctuate in price significantly over short periods of time because of a variety of global economic, financial, and political factors. These factors include: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; commodity prices; fluctuations in industrial and commercial supply and demand; government regulation of the metals and other commodities industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

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WHEN-ISSUED, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

A Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

A Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

ILLIQUID AND RESTRICTED SECURITIES

A Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.

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Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under guidelines adopted by the Trust’s Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by

Section 4(a)(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security;

the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

PASSIVE INVESTMENT STRATEGIES

The Funds pursue a passive or “indexing” strategy. The Funds will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the respective index each is designed to track. A Fund’s return may not match the return of its index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the index resulting from legal restrictions, cost or liquidity constraints. For example, it is also possible that a Fund may not replicate the performance of its index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances. A Fund may also have to vary its portfolio holdings from the composition of the Index in order to qualify, and continue to qualify, as a “regulated investment company” under the Code.

It is also possible that a Fund may not replicate the performance of the Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances. A Fund may also have to vary its portfolio holdings from the composition of the Index in order to qualify, and continue to qualify, as a “regulated investment company” under the Code. See Taxes below for additional information on the Fund’s tax treatment.

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LENDING PORTFOLIO SECURITIES

A Fund may from time to time lend securities from their portfolios to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. Under the Fund’s current practices (which are subject to change), a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. The lending agent receives a pre-negotiated percentage of the net earnings on the investment of the collateral. A Fund will not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of any Fund; (b) any affiliated person of the Advisor; or (c) any affiliated person of such an affiliated person. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will enter into loan arrangements only with broker- dealers, banks or other institutions that either the Advisor or the lending agent has determined are creditworthy under guidelines established by the Board. Although these loans are fully collateralized, there are risks associated with securities lending. A Fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the Fund wishes to sell a security before its return can be arranged. The return on invested cash collateral will result in gains and losses for the Funds. Each Fund will limit its securities lending to 33-1/3% of its total assets.

SHORT SALES

A Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Fund’s net assets. This percentage may be varied by action of the Board. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

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BREXIT

In a referendum held on June 23, 2016, the United Kingdom (UK) voted by a narrow majority to leave the European Union (“Brexit”). For the time being, the UK remains a member of the European Union (EU), and all existing EU- derived laws and regulations continue to apply in the UK. However, the uncertainty as to the timing and nature of the UK’s exit and future relationship with the EU has resulted in market and currency volatility, and there are potentially major implications for business and issuers.

Brexit adds to the structural stresses in the countries which use the Euro as currency (“Eurozone”), and the EU, generally, that have contributed to global economic and market uncertainty over several years. A central issue for the UK in negotiating the terms of its exit will be its relationship with the EU going-forward. The resulting uncertainty may adversely affect business activity and economic conditions across the Eurozone and the EU, generally. This uncertainty may increase as one or more EU countries may come under pressure to leave the EU as well. The exit of other countries from the EU, or the perception that other countries may leave, could have a material adverse effect on economic growth or business activity in the UK, the Eurozone and the entire EU.

SPECIAL RISKS RELATED TO CYBER SECURITY

The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Advisor, the distributor, the Funds, the custodian, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Funds and their shareholders owners. For instance, cyber- attacks may interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund may also incur additional costs for cyber security risk management in the future. Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber-attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber-attacks or information security breaches in the future.

Investments by Other Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of a Fund. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions.

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Determining Net Asset Value (“Nav”) and Valuing Portfolio Securities

Each Fund’s NAV is determined, and the shares of each Fund are priced as of the valuation time(s) indicated in the Prospectuses on each Business Day. A “Business Day” is a day on which the New York Stock Exchange, Inc. (the “NYSE”) is open. The NYSE will not open in observance of the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

INVESTMENT COMPANY SECURITIES

Shares of another open-end investment company (mutual fund) held by a Fund are valued at the latest closing NAV of such mutual fund. Shares of ETFs are valued in the manner described below under “Equity Securities.”

FIXED INCOME SECURITIES

Fixed income securities held by the Funds are valued on the basis of security valuations provided by an independent pricing service, approved by the Board, that determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities and various relationships between securities. Specific investment securities that are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost that approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board.

EQUITY SECURITIES

Each equity security (including ETFs) held by a Fund is valued at the closing price on the exchange where the security is principally traded. Each security traded in the over-the-counter market (but not including securities the trading activity of which is reported on NASDAQ’s Automated Confirmation Transaction (“ACT”) System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security the trading activity of which is reported on NASDAQ’s ACT System is valued at the NASDAQ Official Closing Price. Convertible debt securities are valued in the same manner as any debt security. Non-convertible debt securities are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution- sized trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specially authorized by the Board. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, except for convertible debt securities. For purposes of determining NAV, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Fund’s shares generally are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE. If events affecting the value of securities occur during such a period, and a Fund’s NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

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INTERNATIONAL FUND

Time zone arbitrage. The International Fund invests a significant amount of its assets in foreign securities, which may expose it to attempts by investors to engage in “time-zone arbitrage.” Using this technique, investors seek to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the NYSE that day, when the Funds calculate their net asset value.

If successful, time zone arbitrage might dilute the interests of other shareholders. The International Fund uses “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Advisor and the Board consider to be their fair value. Fair value pricing may also help to deter time zone arbitrage.

Fair value pricing for the International Fund. If market quotations are not readily available, or (in the Advisor’s judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the International Fund is traded and before the time as of which the International Fund’s net asset value is calculated that day, an event occurs that the Advisor learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security’s fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair valuation determinations to the Advisor and its Pricing Committee. Those determinations may include consideration of recent transactions in comparable securities, information relating to a specific security, developments in and performance of foreign securities markets, current valuations of foreign or U.S. indices, and adjustment co-efficients based on fair value models developed by independent service providers. The Advisor may, for example, adjust the value of portfolio securities based on fair value models supplied by the service provider when the Advisor believes that the adjustments better reflect actual prices as of the close of the NYSE.

The International Fund’s use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the International Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

OTHER VALUATION INFORMATION

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Fund’s shares generally are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE. If events affecting the value of securities occur during such a period, and a Fund’s NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

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Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board.

The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund’s NAV may be affected to the extent that its securities are traded on days that are not Business Days. Each Fund reserves the right to reject any purchase order in whole or in part.

UNDERLYING INDEXES

The Victory US Large/Mid Cap Volatility Weighted BRI Index*, Victory US Small Cap Volatility Weighted BRI Index, Victory International 500 Volatility Weighted BRI Index, the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the collectively the “Victory BRI Indexes”) are unmanaged, market-cap weighted indexes that have been created by the Sub-Advisor for use by the Funds. S-Network Global Indexes Inc. (“Calculation Agent”), an unaffiliated third-party, currently administers and calculates each Victory BRI Index and disseminates the Indexes on a daily basis. A description of the Victory BRI Indexes is included in the Funds’ Prospectus under “Principal Investment Strategies.”

Each Victory BRI Index’s performance prior to the first publish date has been back-tested applying the same methodology based on fundamental criteria that was in effect when the respective Victory BRI Index was first published and is considered hypothetical.

*Prior to April 30, 2020, the Victory US Large/Mid Cap Volatility Weighted BRI Index was called the Victory US Large Cap Volatility Weighted BRI Index.

Rebalancing and Maintenance

The Victory BRI Indexes are rebalanced semi-annually. The Calculation Agent maintains the Victory BRI Indexes throughout the year, which includes monitoring and adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented on the effective date of such corporate actions. A security also may be removed from the Victory BRI Indexes in between rebalancing in the event the security is liquidated, de-listed, the company files for bankruptcy or is acquired or the security no longer represents an investable asset. Upon deletion, the weight of the removed stock is reallocated proportionately to the remaining constituents. Additions are made only upon the effective date of the semi-annual rebalance and reconstitution.

Warranty; Errors

Neither the Adviser, Sub-Advisor, the Calculation Agent nor the Funds make any representation or warranty, express or implied, including without limitation to the Funds’ shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Victory BRI Indexes to track general stock market performance.

Neither Adviser, Sub-Advisor, the Calculation Agent nor the Funds guarantees the accuracy, completeness, or performance of the Victory BRI Indexes or the data included therein and shall have no liability in connection with the Victory BRI Indexes or their calculation, including any errors or omissions in calculating the Victory BRI Indexes. Errors with respect to the quality, accuracy and completeness of the data within the Victory BRI Indexes may occur from time to time and may not be identified and corrected for a period of time, if at all. Any gains, losses or costs to a Fund as a result of errors in its respective Victory BRI Index will be borne by the Fund.

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Purchase and Redemption of Shares

CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business.

A Creation Unit is an aggregation of 50,000 shares. The Board may declare a split or a consolidation in the number of shares outstanding of each Fund or Trust, and make a corresponding change in the number of shares in a Creation Unit.

AUTHORIZED PARTICIPANTS

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in each Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

TRANSACTION FEES

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

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The following table sets forth each Fund’s standard Transaction Fees and maximum additional charge (as described above):

	Fee for In Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
Timothy Plan US Small Cap Core ETF	$250	2%
Timothy Plan US Large/Mid Cap Core ETF	$500	2%
Timothy Plan High Dividend Stock ETF	$250	2%
Timothy Plan International ETF	$4500	2%
* As a percentage of the amount invested.

THE CLEARING PROCESS

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

FOREIGN SECURITIES

Because the portfolio securities of each Fund may trade on days that the Exchange is closed or are otherwise not Business Days for each Fund, shareholders may not be able to redeem their shares of each Fund, or to purchase or sell shares of each Fund on the Exchange, on days when the NAV of each Fund could be significantly affected by events in the relevant foreign markets.

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PURCHASING CREATION UNITS

Portfolio Deposit

The consideration for a Creation Unit generally consists of the in-kind deposit of designated securities (“Deposit Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of each Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to each Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from each Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable, subject to any adjustments as described below, to purchases of Creation Units until the next announcement of Deposit Securities.

The Deposit Securities may change as rebalancing adjustments and corporate action events of the Underlying Index are reflected from time to time by the Advisor in each Fund’s portfolio. The Deposit Securities may also change in response to the rebalancing and/or reconstitution of the Underlying Index. These adjustments will reflect changes known to the Advisor on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. Each Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

All orders to purchase shares of any Fund (other than the International Fund) directly from a Fund must be placed for one or more Creation Units and in the manner and by the time (the “Cut-off Time”) set forth in the Participant Agreement and/or applicable order form. The date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Transmittal Date.”

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All orders to purchase Shares of the International Fund directly from the Fund on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. The Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Transmittal Date.”

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T-1”) for cash and the second Business Day following the Transmittal Date for domestic securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor or its agent transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to each Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to each Fund account by 11:00 a.m., Eastern time, on T-1.

The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T-1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to each Fund for any losses incurred by each Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian , who will have caused the appropriate local sub-custodian(s) of each Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by each Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to each Fund’s n account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to each Fund, immediately available or same day funds in U.S. dollars estimated by each Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

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Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund. Each Fund’s determination shall be final and binding.

Each Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to each Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Advisor, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, each Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. Each Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+2. However, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities under the following circumstances if, pursuant to the applicable Participant Agreement, the relevant Authorized Participant provides an undertaking to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery of cash in U.S. Dollars to the Custodian having a value equal to at least 105% of the value of the missing Deposit Securities (“Collateral”) as adjusted by time to time by the Advisor. The Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed and must be delivered no later than 2:00 p.m., Eastern Time, on T-1. The value of the missing Deposit Securities is marked to market daily and the amount of Collateral is adjusted to make sure the Collateral value is at least 105% of the marked value. At

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any time, a Fund may use the Collateral to purchase the missing Deposit Securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing Deposit Securities have been received by a Fund. More information regarding a Fund’s current procedures for collateralization is available from the Funds.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

The Funds reserve the right to offer purchases of Creation Units solely in cash if, on a given Business Day, a Fund announces before the open of trading that all purchases on that day will be made entirely in cash A Fund may also, on a given Business Day, require all Authorized Participants purchasing Creation Units on that day to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of Foreign Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Fund may also permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity or (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

REDEEMING A CREATION UNIT

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

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The Redemption Securities may change as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor in the Fund’s portfolio. These adjustments will reflect changes known to the Advisor on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the 1933 Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor. An Authorized Participant will represent to the Fund that it will not attempt to place a redemption order for the purpose of redeeming any Creation Units, unless it first ascertains or has reasonable grounds to believe that as of the time of the settlement date: (i) it, or its customer, as the case may be, will own outright (or have full legal authority and legal beneficial right to tender) the requisite number of Fund shares for redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party and are not the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund on the settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and /or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by a Fund.

Timing of Submission of Redemption Requests

All orders to redeem shares of any Fund (other than the International Fund) directly from a Fund must be placed for one or more Creation Units and in the manner and by the time (the “Cut-off Time”) set forth in the Participant Agreement and/or applicable order form. The date on which such an order to redeem Creation Units is received and accepted is referred to as the “Transmittal Date.”

All orders to redeem Shares of the International Fund directly from the Fund on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. The Business Day following the day on which such an order is submitted to redeem Creation Units is referred to as the “Transmittal Date.”

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A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T-1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T-1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T-1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method. The Funds reserve the right to redeem Creation Units solely in cash if, on a given Business Day, a Fund announces before the open of trading that all redemptions on that day will be made entirely in cash. A Fund may also on a given Business Day, require all Authorized Participants redeeming Creation Units on that day to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of International Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Funds may also permit an Authorized Participant to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity, (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iii) a holder of Shares of a Fund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Performance

From time to time, the “standardized yield,” “distribution return,” “dividend yield,” “average annual total return,” “total return,” and “total return at NAV” of an investment in each class of the Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing a Fund’s performance. A Fund’s advertisement of its performance must, under applicable SEC rules, include the average annual total returns for a Fund for the 1, 5 and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund’s performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed or sold, an investor’s shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Funds are affected by portfolio quality, portfolio maturity, the types of investments held and operating expenses.

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Standardized Yield. The “yield” (referred to as “standardized yield”) of the Funds for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

Standardized Yield =

The symbols above represent the following factors:

a =	dividends and interest earned during the 30-day period.
b =	expenses accrued for the period (net of any expense reimbursements).
c =	the average daily number of shares of the Fund outstanding during the 30-day period that were entitled to receive dividends.
d =	the maximum offering price per share of the Fund on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund’s portfolio investments calculated for that period. The standardized yield may differ from the “dividend yield,” described below.

Dividend Yield and Distribution Returns. From time to time a Fund may quote a “dividend yield” or a “distribution return”. Dividend yield is based on the dividends derived from net investment income during a one- year period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a one-year period. The distribution return for a period is not necessarily indicative of the return of an investment since it may include capital gain distributions representing gains not earned during the period. Distributions, since they result in the reduction in the price of Fund shares, do not, by themselves, result in gain to shareholders. The “dividend yield” is calculated as follows:

Dividend Yield of Fund =	Dividends for a Period of One-Year
Max. Offering Price (last day of period)

Total Returns — General. Total returns assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at NAV and that the investment is redeemed at the end of the period. After-tax returns reflect the reinvestment of dividends and capital gains distributions less the taxes due on those distributions. After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on the reinvestment date and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the Prospectuses.

Total Returns — Before Taxes. The “average annual total return before taxes” of a Fund is an average annual compounded rate of return before taxes for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an Ending Redeemable Value (“ERV”), according to the following formula:

 (ERV/P)1/n-1 = Average Annual Total Return Before Taxes

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The cumulative “total return before taxes” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

ERV - P =	Total Return Before Taxes
P

Total Returns After Taxes on Distributions. The “average annual total return after taxes on distributions” of a Fund is an average annual compounded rate of return after taxes on distributions for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVD”), according to the following formula:

(ATVD/P)1/n-1 = Average Annual Total Return After Taxes on Distributions

Total Returns After Taxes on Distributions and Redemptions. The “average annual total return after taxes on distributions and redemptions” of a Fund is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVDR”), according to the following formula:

(ATVDR/P)1/n-1 = Average Annual Total Return After Taxes on Distributions and Redemptions

The cumulative “total return after taxes on distributions and redemptions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVDR - P =	Total Return After Taxes on Distributions and Redemptions
P

From time to time the Funds also may quote an “average annual total return at NAV” or a cumulative “total return at NAV.” It is based on the difference in NAV at the beginning and the end of the period for a hypothetical investment in the Fund and takes into consideration the reinvestment of dividends and capital gains distributions.

OTHER PERFORMANCE COMPARISONS

From time to time a Fund may publish the ranking of its performance by Lipper, Inc. (“Lipper”), a widely- recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies and ranks the performance of the Funds against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish its rating by Morningstar, Inc., an independent mutual fund monitoring service that rates mutual funds, in broad investment categories (domestic equity, international equity, taxable bond, or municipal bond) monthly, based upon each Fund’s three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five rating categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1).

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The total return on an investment made in a Fund may be compared with the performance for the same period of one or more broad-based securities market indices, as described in the Prospectuses. These indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices. The Funds’ total returns also may be compared with the Consumer Price Index, a measure of change in consumer prices, as determined by the U.S. Bureau of Labor Statistics.

From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund’s investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

A Fund also may include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills.

From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the Advisor as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). A Fund also may include in advertisements, charts, graphs or drawings that illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs that illustrate strategies such as dollar cost averaging and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. The Funds’ performance information is generally available by calling toll free 800-846-7526.

Investors also may judge, and a Fund may at times advertise, the performance of a Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings. In addition to yield information, general information about a Fund that appears in a publication may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager’s investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment advisor, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

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When comparing yield, total return and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, CDs may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund’s returns will fluctuate, and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

Management of the Trust

BOARD LEADERSHIP STRUCTURE

The Trust is governed by a Board of Trustees consisting of eleven Trustees, eight (8) of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”). The Chair of the Board is an Interested Trustee, who functions as the lead Trustee. Mr. Alan Ross, an “Independent Trustee”, serves as Vice Chairman of the Board. The Chair serves as liaison between the Board and its Committees, and the Advisor and other service providers. The Chair is actively involved in setting the Board meeting agenda and participates on certain of the Board’s Committees.

BOARD ROLE IN RISK OVERSIGHT

In considering risks related to the Funds, the Board consults and receives reports from officers of the Funds and personnel of the Advisor, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board include certain risks involving the Funds’ investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board regularly reviews reports relating to compliance and enterprise risk, including operational risk and personnel, reports related to the Trust’s compliance program and the Chief Compliance Officer, and investment risks, that is, risks to the Funds resulting from pursuing the Funds’ investment strategies (e.g., credit risk, liquidity risk and market risk).

TRUSTEES AND OFFICERS

The following tables list the Trustees and Officers, their ages, position with the Trust, length of time served, principal occupations during the past five years and, where applicable, any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 18 portfolios in the Trust. There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s and Officer’s address is c/o Timothy Partners, Ltd, 1055 Maitland Center Commons, Maitland, FL 32751

Trustee Qualifications

The following summarizes the experience and qualifications of the Trustees.

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INTERESTED TRUSTEES

Name & Age	Arthur D. Ally*: Born: 1942

Position(s) Held with Trust	Chairman, President, Chief Executive Officer and Principal Financial Officer

Term of Office & Length of Time Served	Indefinite: Since 1994

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

Other Directorships Held by Trustee	None

Name & Age	Mathew D. Staver, Esq.**: Born 1956

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite; since 2000

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

Other Directorships Held by Trustee	None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Mr. Staver is an “interested” Trustees, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.

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INDEPENDENT TRUSTEES

Name & Age	Dale A. Bissonette Born 1958

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite; Since 2020

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	President, Good Place Holdings, a Christian Centered Business Holding Company

Other Directorships Held by Trustee	None

Name & Age	Abraham Rivera: Born 1958

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2020

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Pastor/President/Director, for La Puerta Life Center, a Florida corporation

Other Directorships Held by Trustee	1

Name & Age	Richard W. Copeland, Esq.: Born 1947

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2005

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Retired. Associate Professor Stetson University College of Business for the past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM in Taxation from University of Miami.

Other Directorships Held by Trustee	None

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Name & Age	Deborah Honeycutt, MD: Born 1947

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2010

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.

Other Directorships Held by Trustee	None

Name & Age	Bill Johnson: Born 1946

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2005

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

Other Directorships Held by Trustee	None

Name & Age	John C. Mulder: Born 1950

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2005

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

Other Directorships Held by Trustee	None

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Name & Age	Scott Preissler, PhD.: Born 1960

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2004

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia

Other Directorships Held by Trustee	None

Name & Age	Alan M. Ross: Born 1951

Position(s) Held with Trust	Trustee, Vice Chairman

Term of Office & Length of Time Served	Indefinite: Since 2004

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

Other Directorships Held by Trustee	None

Name & Age	Patrice Tsague: Born 1973

Position(s) Held with Trust	Trustee

Term of Office & Length of Time Served	Indefinite: Since 2011

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.

Other Directorships Held by Trustee	None

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TRUSTEE EMERITUS

Name & Age	Joseph E. Boatwright: Born 1930

Position(s) Held with Trust	Trustee Emeritus and Secretary

Term of Office & Length of Time Served	Indefinite; Mr. Boatwright served as a Trustee from 1995 to February, 2020. Mr. Boatwright currently serves as a Trustee Emeritus.

Number of Portfolios in Fund Complex Overseen by Trustee	18

Principal Occupation During Past 5 Years	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.

Other Directorships Held by Trustee	None

**	Prior to his transition to Emeritus status, Mr. Boatwright was an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.

EXECUTIVE OFFICERS WHO ARE NOT TRUSTEES

Name & Age	Terry Covert, Esq: Born 1947

Address	1055 Maitland Center Commons, Maitland, FL

Position(s) Held with Trust and Tenure	Vice President since 2019

Principal Occupation During Past 5 Years	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd.

Name & Age	Cheryl Mumbert: Born 1970

Address	1055 Maitland Center Commons, Maitland, FL

Position(s) Held with Trust and Tenure	Vice President since 2019

Principal Occupation During Past 5 Years	Chief Marketing Officer for the Advisor, Timothy Partners, Ltd.

Name & Age	David D. Jones, Esq: Born 1957

Address	1055 Maitland Center Commons, Maitland, FL

Position(s) Held with Trust and Tenure	Legal Counsel since 1998: Chief Compliance Officer since 2004

Principal Occupation During Past 5 Years	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.

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ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Mat Staver served as Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Abraham Rivera is a pastor and businessman, with extensive experience in religious studies and Christ-centered business operations. He brings a wealth of biblical perspective to the Funds’ management.

Dale Bissonette is a highly experienced business executive with over 25 years of experience in managing companies and restoring troubled companies to operating health. He brings extensive Christian business experience to the Board.

Richard Copeland is a retired attorney who specialized in estate planning and probate. Mr. Copeland received an LLM in taxation from the University of Miami and has extensive experience in the taxation arena. He was also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner. She brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has been in the ministry front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Scott Preissler is a former executive director of a worldwide ministry, and is a former director of Steward Leadership and Professor in Residence at Shorter University. He also serves as Founder and Chairman of the International Center for Biblical Stewardship. Mr. Preissler brings extensive organizational and public service experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures. Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indicating that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

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BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Funds. The Board consists of eight Independent Trustees and three Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust, serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board and Lead Independent Trustee. Mr. Ross works with Mr. Ally to set the agendas for the Board and Committee meetings, chair meetings of the Independent Trustees, and generally serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings.

The Board of Trustees has two standing committees: the Audit Committee and the Pricing Committee. Both Committees are chaired by an Independent Trustee, and consist of Messrs. Ross, Mulder and Copeland, with Mr. Ross as chair. The members of the Committees are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year. The Pricing Committee was established in November 2013. The Committee will be called upon in the event a security requires a fair pricing analysis to establish the applicable Fund’s net asset value.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management. The Board of Trustees has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice-Chair and Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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COMPENSATION

Compensation was paid by the Trust to the Trustees during the past calendar year as set forth in the table below.

Total Compensation from Fund and Fund Complex Paid to Directors

INTERESTED TRUSTEES
Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees

Arthur D. Ally	$0	$0	$0	$0

Joseph E. Boatwright*	$0	$0	$0	$0

Mathew D. Staver	$0	$0	$0	$0

Charles E. Nelson*	$0	$0	$0	$0

*	Mr. Boatwright transitioned from active Trustee to Trustee Emeritus in 2020. Mr. Nelson resigned from the Board in 2020.

INDEPENDENT TRUSTEES
Name of Trustee	Aggregate Compensation from Trust***	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees

Abraham Rivera*	$1,250	$0	$0	$1,250

Dale Bissonette*	$0	$0	$0	$0

Kenneth Blackwell**	$3,750	$0	$0	$3,750

Richard W. Copeland	$5,000	$0	$0	$5,000

Deborah Honeycutt	$5,000	$0	$0	$5,000

Bill Johnson	$5,000	$0	$0	$5,000

John C. Mulder	$5,000	$0	$0	$5,000

Scott Preissler, Ph.D.	$5,000	$0	$0	$5,000

Alan M. Ross	$5,000	$0	$0	$5,000

Patrice Tsague	$3,750	$0	$0	$3,750

*	Mr. Abraham was elected to the Board in late 2020 and attended the last 2020 Board Meeting. Mr. Bissonette was elected is late 2020 and attended his first Board Meeting in February, 2021.
**	Mr. Blackwell resigned from the Board in late 2020.
***	The proportionate amount of Trustee fees allocable to the ETF’s are paid by the Advisor.

As of December 31, 2020 the Trustees own, in the aggregate, less than 1% of the securities of the Funds.

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Investment Advisor and Other Service Providers

INVESTMENT ADVISOR

The Trust has entered into a written investment advisory agreement with Timothy Partners, Ltd. (“TPL” or the “Advisor”), for the provision of investment advisory services to each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Trust’s Board of Trustees. The Advisory Agreement was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2021.

TPL has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.

The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

More complete factors considered by the Trust’s Board of Trustees in renewing the investment advisory agreement will be available in the Trust’s semi-annual report dated June 30, 2021.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment.

The following schedule lists the Management Fee each Fund each Fund pays to the Advisor, as an annual percentage of its average daily net assets.

FUND	MANAGEMENT FEE

Timothy Plan US Small Cap Core ETF	0.52%

Timothy Plan US Large/Mid Cap Core ETF	0.52%

Timothy Plan High Dividend Stock ETF	0.52%

Timothy Plan International ETF	0.62%

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The following table sets forth the Management Fees paid to TPL for the fiscal periods ended December 31;

FUND	2019	2020

Timothy Plan US Small Cap Core ETF	$4,359	$128,123

Timothy Plan US Large/Mid Cap Core ETF	$261,554	$748,356

Timothy Plan High Dividend Stock ETF	$237,373	$548,348

Timothy Plan International ETF	$9,296	$246,986

THE SUB-ADVISORY AGREEMENT

The Sub-Advisor, Victory Capital Management, Inc., serves as the Funds’ investment sub-advisor pursuant to a written sub-advisory agreement. The Sub-Advisory Agreement was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2021 (the “Sub-Advisory Agreement”). Unless sooner terminated, the Sub-Advisory Agreement between the Sub-Advisor and the Advisor, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one- year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement is terminable as to any particular Fund at any time on 60 days written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Advisor. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.

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PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of March 31, 2021.

Registered Investment Company Accounts			Pooled Investment Vehicle
			Accounts		Other Accounts

	Assets Managed (in millions)	No. of Accts	Assets Managed (in millions)	No. of Accts	Assets Managed (in millions)	No. of Accounts	Total Assets Managed (in millions)

Free Foutz	$450.6	4	$0	0	$0	0	$450.6

Mannik Dhillon All Accounts	$46,773.93	58	$21.49	24	$216.81	3	$47,012.23

Accts w/ performance fees	$20,313.88	15	$0	0	$0	0	$20,313.88

FUND OWNERSHIP

As of December 31, 2020 the portfolio managers of the Funds do not own any securities of the Funds.

The Sub-Advisor has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Sub-Advisor’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Sub-Advisor attract and retain high-quality investment professionals, and (3) contribute to the Sub-Advisor’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Advisor receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Sub-Advisor monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

The Sub-Advisor’s portfolio managers may participate in the equity ownership plan of the Advisor’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.

Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

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CONFLICTS OF INTEREST

The Sub-Advisor’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Sub-Advisor has adopted numerous compliance policies and procedures, including a Code of Ethics, brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Sub-Advisor has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Sub-Advisor employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Sub-Advisor’s compliance program will achieve its intended result.

COMPLIANCE SERVICES

The Trust has entered into an Agreement with Drake Compliance LLC, pursuant to which Drake furnishes compliance oversight services to the Trust related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended. The open-end traditional Funds in the Trust, in the aggregate, compensate Drake for these services on a pro rata basis. With respect to the ETF’s in the Trust, the Advisor pays their proportionate share of Drake’s compensation.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Citi Fund Services Ohio, Inc. (“CFSO”) serves as administrator and fund accountant to the Funds, and Citibank, N.A. (“Citibank”) serves as transfer agent to the Funds, pursuant to a written Agreement dated November 30, 2018, by and between TPL, CFSO and Citibank (the “Services Agreement”). CFSO and Citibank assist in supervising all operations of the Funds (other than those performed by TPL and/or Victory Capital either as investment advisor or sub-advisor), subject to the supervision of the Board.

Under the Services Agreement, for the services that Citi renders to the Funds, TPL pays Citi an annual fee, computed daily and paid monthly, from the fees it receives from the Funds. In addition, TPL reimburses Citi for all of their reasonable out-of-pocket expenses incurred as a result of providing the services under the Services Agreement.

Unless sooner terminated, the Services Agreement continues in effect as to each Fund for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is approved by the Board or by vote of a majority of the outstanding shares of each Fund and, in either case, by a majority of the Trustees who are not parties to the Services Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Services Agreement. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Services Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Services Agreement.

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CFSO calculates certain Trust expenses and make certain disbursements; calculates capital gain and net investment income distribution information; prepares shareholder reports and reports to the SEC on Forms N-CEN, N-Q and N-PORT, as applicable; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; assists with regulatory compliance; and assists in the annual audit of the Funds.

Citibank, N.A. (“Citibank”), located at 388 Greenwich St., New York, New York 10013, serves as transfer agent for the Funds and in that capacity pursuant to a Transfer Agency Services Agreement. Under its agreement with the Funds, Citibank has agreed, among other things, to (1) perform and facilitate the performance of purchases and redemptions of Creation Units by Authorized Participants; (2) record and calculate the number of outstanding Fund shares; (3) maintain shareholder accounts; (4) perform duties relating to anti-money laundering and identity theft prevention; and make periodic reports to the Board and regulators regarding its operations.

CUSTODIAN

General

Citibank, N.A., 388 Greenwich Street, New York, NY, 10013, serves as the custodian of each Fund’s assets pursuant to a Global Custodial and Agency Services Agreement dated November 30, 2018 (the “Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Custodian may, with the approval of a Fund and at its own expense, open and maintain a subcustody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under its respective Custody Agreement.

Foreign Custody

Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund’s board of directors to delegate to a “Foreign Custody Manager” the selection and monitoring of foreign sub-custodian arrangements for the Trust’s assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the International Funds held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust’s foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and (c) monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country’s investment risks, such as (a) the use of compulsory depositories, (b) such country’s financial infrastructure, (c) such country’s prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust’s foreign custody arrangements.

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Distributor

Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor of Creation Units (the “Distributor”) for the Funds on an agency basis. The Trust has entered into a Distribution Agreement dated April 29, 2019 (“Distribution Agreement”), under which the Distributor agrees to receive orders from Authorized Participants to create and redeem shares in Creation Unit aggregations, and transmit such orders to the Trust’s Custodian and transfer agent. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Advisor has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Advisor to the Distributor do not represent an additional expense to the Trust or its shareholders.

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable, without penalty, by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Codes of Ethics

Each of the Trust, the Advisor, and the Sub-Advisor has adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Advisor Code of Ethics applies to all Access Personnel (the Advisor’s directors and officers and employees with investment advisory duties) and all Supervised Personnel (all of the Advisor’s directors, officers and employees). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Advisor Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Funds. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Proxy Voting Policies and Procedures

PROXY VOTING PROCEDURES

The Proxy Voting Officer

Advisor hereby appoints Mr. Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a Sub-Advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

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If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required.

The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds’ proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free 800 846 7526 or by accessing the SEC’s website at sec.gov.

Portfolio Transactions and Brokerage

Subject to the general supervision of the Board and the Advisor, the Sub-Advisor is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Sub-Advisor is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally been fixed for trades on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission (the underwriter’s concession) or discount.

Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades are not charged a commission, but rather are marked up or marked down by the executing broker- dealer. Neither the Advisor nor the Sub-Advisor know the actual value of the markup/markdown. However, the Advisor has determined that the Sub-Advisor attempts to ascertain whether the overall price of a security is reasonable through the use of competitive bids. Orders to buy or sell convertible securities and fixed income securities are placed on a competitive basis with a reasonable attempt made to obtain three competitive bids or offers. Exceptions are: (1) where the bid/ask spread is 5 basis points or less, provided the order is actually filled at the bid or better for sales and at the ask or better for purchases; (2) securities for which there are only one or two market makers; (3) block purchases considered relatively large; (4) swaps, a simultaneous sale of one security and purchase of another in substantially equal amounts for the same account, intended to take advantage of an aberration in a spread relationship, realize losses, etc.; and (5) purchases and/or sales of fixed income securities for which, typically, more than one offering of the same issue is unobtainable; subject to a judgment by the trader that the bid is competitive.

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It is the policy of the Sub-Advisor to obtain the “best execution” of its clients’ securities transactions. The Sub-Advisor strives to execute each client’s securities transactions in such a manner that the client’s total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect comparative market rates.

In purchasing and selling each Fund’s portfolio securities, it is the Sub-Advisor’s policy to obtain quality execution at the most favorable prices through responsible broker/dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. In selecting broker/dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Sub-Advisor or the Funds. It is not the Sub-Advisor’s practice to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 , the Sub-Advisor may cause a Fund to pay broker- dealers that provide brokerage and research services a commission rate that exceeds the amount other broker/dealers would have charged for the transaction if the Sub-Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker/dealer viewed in terms of either a particular transaction or the Sub-Advisor’s overall responsibilities to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

The brokerage and research services are in addition to and do not replace the services and research that the Advisor performs, and do not reduce the investment advisory fees payable to the Advisor by the Funds. Such information may be useful to the Advisor in serving both the Funds and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Advisor in carrying out its obligations to the Funds.

Brokerage commissions may never be used to compensate a third party for client referrals unless the client has directed such an arrangement. In addition, brokerage commissions may never be used to obtain research and/or services for the benefit of any employee or non-client entity.

The Sub-Advisor, under the oversight of the Advisor, will make a good faith determination that the commissions paid are reasonable in relationship to the value of the services received and continually reviews the quality of execution it receives from and the commission rates charged by the brokers it uses to carry out trades for its clients. The Sub-Advisor will also consider the full range and quality of a broker’s services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. Commission ranges and the actual commission paid for trades of listed stocks and over-the-counter stocks may vary depending on, but not limited to, the liquidity and volatility of the stock and services provided to the Sub-Advisor by the broker.

Some brokers executing trades for the Sub-Advisor may, from time to time, receive liquidity rebates in connection with the routing of trades to Electronic Communications Networks. Since the Sub-Advisor is not a broker, however, it is ineligible to receive such rebates and does not obtain direct benefits for the Funds from this broker practice.

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Investment decisions for each Fund are made independently from those made for the other Funds or any other investment company or account managed by the Sub-Advisor. Such other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Funds. The Sub-Advisor may combine transaction orders (“bunching” or “blocking” trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) The Sub-Advisor will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated. Both equity and fixed- income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, the Advisor adheres to the following objectives:

•	Fairness to the Funds both in the participation of execution of orders for their account, and in the allocation of orders for the accounts of more than one client.

•	Allocation of all orders in a timely and efficient manner.

In some cases, aggregating trades may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades.

The aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the Sub-Advisor or its associated persons are partners or participants, and managed employee accounts) is permissible. No proprietary account may be favored over any other participating account and such practice must be consistent with the Sub-Advisor’s Code of Ethics.

Equity trade orders are executed based only on trade instructions received from portfolio managers by the trading desk. Portfolio managers may enter trades to meet the full target allocation immediately or may meet the allocation through moves in incremental blocks. Orders are processed on a “first-come, first-served” basis. At times, a rotation system may determine “first-come, first-served” treatment when the equity trading desk receives the same order for multiple accounts simultaneously. The Sub-Advisor will utilize a rotation whereby the Funds, even if aggregated with other orders, are in the first block(s) to trade within the rotation. To aggregate orders, the equity trading desk must determine that all accounts in the order will benefit. Any new trade that can be blocked with an existing open order may be added to the open order to form a larger block. The Sub-Advisor receives no additional compensation or remuneration of any kind as a result of the aggregation of trades. All accounts participating in a block execution receive the same execution price, an average share price, for securities purchased or sold on a trading day. Execution prices may not be carried overnight. Any portion of an order that remains unfilled at the end of a given day shall be rewritten (absent contrary instructions) on the following day as a new order. Accounts with trades executed the next day will receive a new daily average price to be determined at the end of the following day.

Where the full amount of a block execution is not executed, the partial amount actually executed will be allocated on a pro rata basis whenever possible. The following execution methods maybe used in place of a pro rata procedure: relative size allocations, security position weighting, priority for specialized accounts, or a special allocation based on compliance approval.

After the proper allocation has been completed, excess shares must be sold in the secondary market, and may not be reallocated to another managed account.

In making investment decisions for the Funds, the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Sub-Advisor, its parents, subsidiaries or affiliates, and, in dealing with their commercial customers, the Sub-Advisor, its parents, subsidiaries

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and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds. Portfolio securities will not be purchased from or sold to the Sub-Advisor, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

The total brokerage commissions paid by each Fund for the fiscal periods ended December 31 are listed in the following table:

FUND	2019	2020

Timothy Plan US Small Cap Core ETF	$ 16	$ 16,325

Timothy Plan US Large/Mid Cap Core ETF	$ 4,502	$ 22,808

Timothy Plan High Dividend Stock ETF	$ 6,256	$ 33,472

Timothy Plan International ETF	$ 2,881	$29,405

AFFILIATED BROKERAGE

The Board has authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Board has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time.”

The Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Sub-Advisor or its affiliates. From time to time, when determined by the Sub-Advisor to be advantageous to the Funds, the Sub-Advisor may execute portfolio transactions through affiliated broker-dealers. All such transactions must be completed in accordance with procedures approved by the Board. The percentage of trades executed through an affiliated broker-dealer for a Fund may be higher relative to trades executed by unaffiliated dealers, so long as the trades executed by the affiliated broker-dealer are consistent with best execution.

No payments were made to any affiliated brokers since inception.

ALLOCATION OF BROKERAGE IN CONNECTION WITH RESEARCH SERVICES

As of December 31, 2020, Advisor, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, did not direct brokerage transactions of the Timothy Plan Funds to brokers due to research services provided.

SECURITIES OF REGULAR BROKERS OR DEALERS

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.

As of December 31, 2020, the Timothy Plan US Small Cap Core ETF, Timothy Plan US Large/Mid Cap Core ETF, Timothy Plan High Dividend Stock ETF, and Timothy Plan International ETF, had not held any securities of their regular broker or dealers.

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PORTFOLIO TURNOVER

Each Fund may sell a portfolio investment soon after its acquisition if the Sub-Advisor believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ portfolio turnover rates stated in the Prospectus are calculated by dividing the lesser of each Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of a Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A high rate of portfolio turnover (over 100%) will generally involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The table below shows the Timothy Plan portfolio turn-over rates for the fiscal periods ended December 31;

FUND	2019 (a)	2020

Timothy Plan US Small Cap Core ETF	0%(b)	78%

Timothy Plan US Large/Mid Cap Core ETF	17%(c)	45%

Timothy Plan High Dividend Stock ETF	23%(c)	68%

Timothy Plan International ETF	12%(b)	63%

(a)	Not annualized for periods less than one year.
(b)	From December 3, 2019, Commencement of operations.
(c)	From May 1, 2019, Commencement of operations

Dividends, Capital Gains and Distributions

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. Each Fund declares and pays capital gains annually. Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund.

The amount of a class’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends attributable to a particular class will differ due to differences in distribution expenses and other class-specific expenses.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Advisor, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund’s share of the total net assets of the Trust.

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Taxes

Information set forth in the prospectuses that relates to federal income taxation is only a summary of certain key federal income tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional income and excise tax considerations generally affecting each Fund and its shareholders that are not described in the prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund’s prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the prospectuses and this SAI is based on tax law in effect on the date of the prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders, provided that it distributes at least the sum of 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year beginning on or before December 31, 2019, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. There is no limitation on the number of years to which net capital losses arising in years beginning after December 31, 2019, may be carried. Any such net capital losses are utilized before net capital losses arising in years beginning on or before December 31, 2019. As explained below, however, such carryforwards may be subject to limitations on availability. Under Code Sections 382 and 383, if a Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the IRS) in effect for the month in which the ownership change occurs. The Funds will use their best efforts to avoid having an ownership change with respect to any Fund that has capital loss carryforwards. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that such a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

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At the end of the tax year ended December 31, 2020, the Funds had the following capital loss carryforwards (“CLCFs”):

FUND	SHORT TERM AMOUNT	LONG TERM AMOUNT	TOTAL

Timothy Plan US Small Cap Core ETF	$ 3,189,170	$ –	$ 3,189.170

Timothy Plan US Large/Mid Cap Core ETF	$ 3,905.337	$ 2,303,785	$ 6,209.122

Timothy Plan High Dividend Stock ETF	$ 5,056,357	$ 2,352,312	$ 7,408.669

Timothy Plan International ETF	$ 1,871357	$ –	$ 1,871.357

CLCFs not subject to expiration.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from interests in qualified publicly traded partnerships (the “Income Requirement”).

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds’ shareholders.

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In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Income from options on individual securities written by a Fund will not be recognized by the Fund for tax purposes until an option is exercised or lapses. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. If the Fund enters into a closing transaction, the difference between the premiums received and the amount paid by the Fund to close out its position will generally be treated as short-term capital gain or loss. If an option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security, and the character of any gain on such sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Fund in the underlying security. Because the Fund will not have control over the exercise of the options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize gains or losses at inopportune times.

For taxable years beginning after December 31, 2019 a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short- term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below, in which case different rules apply) to treat all or any part of certain net capital losses incurred after December 31 of a taxable year, and certain net ordinary losses incurred after September 30 or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

In addition to satisfying the Income and Distribution Requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

Certain Funds may invest in futures contracts, options on futures contracts, ETFs and other similar investment vehicles that provide exposure to commodities such as gold or other precious metals, energy or other commodities. Income or gain, if any, from such investments may not be qualifying income for purposes of the Income Requirements and a Fund’s investments in such instruments may not be treated as an investment in a “security” for purposes of the asset diversification test.

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If for any taxable year a Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as “qualified dividend income,” in the case of non-corporate shareholders. In addition, to qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to shareholders its earnings and profits attributable to non-qualifying years. Further, if the Fund failed to qualify for a period greater than two taxable years, then, in order to qualify as a regulated investment company in a subsequent year, the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on September 30 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced).

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, (2) excludes specified gains and losses, including foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC (as defined below) mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after September 30 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such specified gains and losses in determining the company’s ordinary taxable income for the succeeding calendar year); and (3) applies mark to market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on September 30 (or on the last day of its taxable year if it has made a taxable year election). In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of the calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

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FUND INVESTMENTS

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year, all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year and any termination payments that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations). A termination payment is recognized in the year the notional principal contract is extinguished, assigned, or terminated (i.e., in the year the termination payment is made).

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. In order to make this election with respect to a PFIC in which it invests, a Fund must obtain certain information from the PFIC on an annual basis, which the PFIC may be unwilling or unable to provide. Second, a Fund that invests in marketable stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund’s adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291 through 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

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Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.

Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

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The Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, potentially requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

The Fund may invest a portion of its net assets in below investment grade securities. Investments in these types of securities may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether modifications or exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues could affect the Fund’s ability to distribute sufficient income to preserve its status as a regulated investment company or to avoid the imposition of U.S. federal income or excise tax.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non- corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be reported by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181- day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation may be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S. or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

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Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period (181-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex- dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option (or an in-the-money qualified call option) to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions none of the capital gain recognized upon a Fund’s disposition of domestic qualified “small business” stock will be subject to tax (with certain limitations).

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

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Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. In addition, certain other distributions made after the close of the Fund’s taxable year may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% nondeductible excise tax) during such taxable year. In such case, a shareholder will be treated as having received such dividends in the taxable year in which the distributions were actually made. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability provided the required information is furnished to the IRS.

SALE OR REDEMPTION OF SHARES

For all the Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares (unless the loss is with respect to shares of a Fund for which the holding period began after December 22, 2010, and the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly) and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires, during the period beginning on the date of the disposition referred to in clause (2) and ending on January 31 of the calendar year following the calendar year that includes the date of such disposition, shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

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TAX SHELTER AND OTHER REPORTING REQUIREMENTS

If a shareholder realizes a loss on the disposition of shares of a Fund of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisors to determine the applicability of this requirement in light of their individual circumstances.

FOREIGN TAXATION

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to “interest-related dividends” and “short-term capital gain dividends,” ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to a 30% U.S. withholding tax (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, capital gain dividends and capital gains retained by a Fund.

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U.S. withholding tax generally does not apply to amounts designated by a Fund as an “interest-related dividend” or a “short-term capital gain dividend.” The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the sum of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a “short-term capital gain dividend” is limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss. In order to qualify for this exemption from withholding, a foreign investor needs to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reported the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Both dividends in respect of stock of a Fund, and, after December 31, 2018, gross proceeds from the sale of stock of a Fund, held by or through certain foreign financial institutions (including investment funds), require withholding tax at a rate of 30%, unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non- financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Alternatively, such payments may be exempt from U.S. withholding pursuant to an intergovernmental approach whereby the government of a foreign country enters into an agreement with the U.S. Treasury providing for the collection and reporting of specified financial information. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

COST BASIS REPORTING

A Fund is generally required by law to report to shareholders and the IRS on Form 1099-B “cost basis” information for shares of the Fund acquired on or after September 30, 2019, and sold or redeemed after that date. Upon a disposition of such shares, a Fund will be required to report the adjusted cost basis, the gross proceeds from the disposition, and the character of realized gains or losses attributable to such shares. These requirements do not

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apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The “cost basis” of a share is generally its purchase price adjusted for dividend reinvestments, returns of capital, and other corporate actions. “Cost basis” is used to determine whether a sale or other disposition of the shares results in a gain or loss.

The Funds will permit shareholders to elect among several IRS-accepted cost basis methods to determine the cost basis in their shares. If a shareholder does not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method, which is currently the average cost method, will be applied to their account. Non-Covered shares (those shares purchased before September 30, 2019 and those shares that do not have complete cost basis information, regardless of purchase date) will be used first for any redemptions made after September 30, 2019, regardless of your cost basis method of election unless you have chosen the specific identification method and have designated covered shares (those purchased after September 30, 2019) at the time of your redemption. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.

If a shareholder holds shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis information.

Shareholders are urged to consult their tax advisors regarding specific questions with respect to the application of the new cost basis reporting rules and, in particular, which cost basis calculation method to elect.

EFFECT OF FUTURE LEGISLATION, FOREIGN, STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income and excise tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other foreign, state and local tax rules affecting an investment in a Fund.

Additional Information

DESCRIPTION OF SHARES

As a Delaware business trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust’s Amended and Restated Agreement and Declaration of Trust dated August 19, 2015 (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office

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have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with no par value. The Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution. The Board may classify and reclassify the shares of a Fund into classes of shares at a future date.

Shareholders of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote (“share-based voting”). Alternatively (except where the 1940 Act requires share-based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than one-third of the outstanding shares. Upon written request by ten or more shareholders of record meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders of record for at least six months and who hold shares having an NAV of at least $25,000 or constituting 1% of the outstanding shares, whichever is less) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

The Declaration of Trust permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing the Fund with another investment company or another series of the Trust; (b) liquidating the Fund; and (c) amending the Declaration of Trust, provided that it is consistent with the fair and equitable treatment of all shareholders and that shareholder approval is not otherwise required by the 1940 Act or other applicable law.

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Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to a Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations and the Declaration of Trust provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Declaration of Trust also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Declaration of Trust states further that to the fullest extent permitted by Delaware law, no Trustee or officer of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Advisor, or their affiliates. These policies provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Fund (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Fund.

The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

Each business day, each Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of each Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the current business day.

For in-kind creations, a basket composition file, which includes the names and quantities of Deposit Securities to deliver in exchange for a Creation Unit of Shares, together with an estimated Cash Component for the current business day, will be publicly disseminated daily prior to the opening of the Exchange via the NSCC. The basket

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represents one Creation Unit of a Fund. The Trust and the Advisor will not disseminate non-public information concerning a Fund’s portfolio holdings. However, access to information concerning a Fund’s portfolio holdings may be permitted to personnel of third party service providers, including a Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of a Fund.

The Funds also disclose their complete portfolio holdings in its annual and semiannual reports to shareholders, which are sent to shareholders no later than 60 days after the relevant fiscal period (June 30th and December 31st, respectively) and are available on the Fund’s website, VictorySharesLiterature.com. The Funds also file their complete portfolio holdings as of the end of its first and third fiscal quarters (September 30th and March 31st, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, sec.gov.

Non-Public Disclosures

The Advisor may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Advisor or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or by any “affiliated person” of the Advisor or Distributor.

The Advisor will consider any actual or potential conflicts of interest between the Advisor and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Advisor may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Advisor will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non- public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Advisor or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or by any “affiliated person” of the Advisor or Distributor.

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Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

Advisor	Timothy Partners, Ltd	Daily

Sub-Advisor	Victory Capital Management Inc.	Daily

Distributor	Foreside Fund Services, LLC	Daily

Custodian	Citibank, N.A.	Daily

Fund Accountant	Citi Fund Services Ohio, Inc.	Daily

Financial Data Service	FactSet Research Systems, Inc.	Daily

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Annual Reporting Period: within 15 business days of end of reporting period.

Printer for Financial Reports	Merrill Corporation	Up to 30 days before distribution to shareholders

Legal Counsel, for EDGAR filings on Forms N-CSR and Form N-Q	David Jones, Esq	Up to 30 days before filing with the SEC

Ratings Agency	Lipper	Daily, but on the following day

Ratings Agency	Morningstar	Daily, but on the following day

Financial Data Service	Bloomberg L.P.	Daily, but on the following day

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

PRINCIPAL HOLDERS OF FUND SHARES

As of December 31, 2020, the following shareholders owned 5% or more of a particular share class of the indicated Funds. Each shareholder that beneficially owns more than 25% of the voting securities of a Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

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Name of Shareholder	Name of Fund in which Shares Held	% Ownership of Fund
Depository Trust Company FBO Client Accounts	Timothy Plan US Small Cap Core ETF	100%
Depository Trust Company FBO Client Accounts	Timothy Plan US Large/Mid Cap Core ETF	100%
Depository Trust Company FBO Client Accounts	Timothy Plan High Dividend ETF	100%
Depository Trust Company FBO Client Accounts	Timothy Plan International ETF	100%

EXPENSES

Unless agreed upon otherwise with a third party and the Board of Trustees, all expenses incurred in administration of the Funds will be paid by the Advisor, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by the Advisor.

The Funds are liable for nonrecurring expenses, including litigation to which they may from time to time be a party. The Funds are also responsible for paying brokerage commissions and related expenses.

LEGAL COUNSEL

David Jones, Esq., 20770 Hwy 281 N, Suite 108-619, San Antonio, Texas, is the legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115.

FINANCIAL STATEMENTS

The Trust’s financial statements, including the notes thereto, dated December 31, 2020 which have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan’s December 31, 2020 Annual Report to Shareholders.

MISCELLANEOUS

As used in the Prospectuses and in this SAI, “assets belonging to a fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as

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belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Prospectuses and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

While this SAI and each Prospectus describe pertinent information about the Trust and the Funds, neither this SAI nor any Prospectus represents a contract between the Trust or the Fund and any shareholder.

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APPENDIX A

LIST OF REGULAR HOLIDAYS IN NON-US MARKETS

Listed below are the dates of regular holidays occurring between January 2021 through December 2021 in non-US markets that may impact Fund settlement. This list is based on information available to the Funds. The Funds may not have investments in every market listed below. The list may not be accurate or complete and is subject to change.

Argentina	Australia	Austria	Bahrain	Belgium		Bermuda	Brazil
January 1 February 24 February 25 March 23 March 24 April 2 April 9 April 10 May 1 May 25 June 15 July 9 July 10 August 17 October 12 November 6 November 23 December 7 December 8 December 25	January 1 January 27 March 9 April 10 April 13 June 8 August 3 September 25 October 5 November 3 December 24 December 25 December 28 December 31	January 1 January 6 April 10 April 13 May 1 May 21 June 1 June 11 October 26 December 8 December 24 December 25 December 31	January 1 May 24 May 25 May 26 July 30 August 2 August 23 August 30 August 31 October 29 December 16 December 17	January 1 April 10 April 13 May 1 December 25	D	January 1 April 10 May 29 June 15 July 30 July 31 September 7 November 11 December 25 December 28	January 1 January 25 February 24 February 25 February 26 April 10 April 21 May 1 June 11 July 9 September 7 October 12 November 2 November 15 November 20 December 25

Bulgaria	Canada	Chile	China	Columbia	Costa Rica	Croatia
January 1 March 3 April 10 April 13 April 17 April 20 May 1 May 6 May 25 September 7 September 22 December 24 December 25 December 28	January 1 February 17 April 10 May 18 July 1 August 3 September 7 October 12 November 11 December 25 December 28	January 1 April 10 May 1 May 21 June 29 July 16 September 18 October 12 December 8 December 25 December 31	January 1 January 24 January 25 January 26 June 25 October 1 October 2 October 3	January 1 January 6 March 23 April 9 April 10 May 1 May 25 June 15 June 22 June 29 July 20 August 7 August 17 October 12 November 2 November 16 December 8 December 24 December 25 December 31	January 1 April 9 April 10 May 1 September 15 October 12 December 25	January 1 January 6 April 10 April 13 May 11 June 11 June 22 August 5 November 18 December 24 December 25 December 31

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Cyprus	Czech Republic	Denmark	France	Germany	Greece	Hungary
January 1 January 6 March 2 March 25 April 1 April 10 April 13 April 17 April 20 April 21 May 1 June 8 October 1 October 28 December 24 December 25	January 1 April 10 April 13 May 1 May 8 July 6 September 28 October 28 November 17 December 24 December 25	January 1 April 9 April 10 April 13 May 1 May 8 May 21 May 22 June 1 June 5 December 24 December 25 December 31	January 1 April 10 April 13 December 25	January 1 April 10 April 13 May 1 May 21 June 1 June 11 December 24 December 25 December 31	January 1 January 6 March 2 March 25 April 10 April 13 April 17 April 20 May 1 June 8 October 28 December 24 December 25	January 1 April 10 April 13 May 1 June 1 August 20 August 21 August 29 October 23 November 1 December 12 December 24 December 25

Indonesia	Ireland	Israel	Japan	Kazakhstan	Kuwait	Malaysia
January 1 March 25 April 10 May 1 May 7 May 21 May 22 May 25 May 26 May 27 June 1 July 31 August 17 August 20 October 29 December 24 December 25 December 31	January 1 April 10 April 13 May 4 June 1 August 3 October 26 December 25 December 28

March 10

April 8

April 9

April 10

April 12

April 13

April 14

April 15

April 28

April 29

May 28

May 29

July 30

September 18

September 20

September 27

September 28

October 2

October 4

October 5

October 6

October 7

October 8

October 9

			January 1 January 2 January 3 January 13 February 11 February 24 March 20 April 29 May 4 May 5 May 6 July 23 July 24 August 10 September 21 September 22 November 3 November 23 December 31	January 1 January 2 January 7 March 9 March 23 March 24 March 25 May 1 May 7 May 11 July 6 July 31 August 31 December 1 December 16 December 17 December 18 December 20	January 1 February 25 February 26 March 22 May 24 May 25 May 26 July 30 August 2 August 23 October 29	January 1 January 27 May 1 May 7 May 11 May 25 May 26 July 31 August 20 August 31 September 16 December 25

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Mexico	Morocco	Netherlands	New Zealand	Nigeria	Norway	Pakistan
January 1 February 3 March 16 April 9 April 10 May 1 September 16 November 2 November 16 December 25	January 1 May 1 May 25 May 26 July 30 July 31 August 14 August 20 August 21 October 30 November 6 November 18	January 1 April 10 April 13 May 1 December 25	April 10 April 13 May 1 May 24 May 25 June 12 July 31 August 1 October 1 October 29 December 25 December 26	January 1 April 10 April 13 May 1 May 24 May 25 June 12 July 31 August 1 October 1 October 29 December 25 December 26	January 1 April 8 April 9 April 10 April 13 May 1 May 21 June 1 December 24 December 25 December 31	January 1 February 5 March 23 April 24 May 1 May 25 May 26 July 1 July 30 July 31 August 14 August 27 August 28 October 28 December 25

Panama	Peru	Philippines	Poland	Portugal	Romania	Russia
January 1 January 13 February 24 February 25 February 26 April 9 April 10 May 1 November 3 November 4 November 5 November 10 December 8 December 25 December 31	January 1 April 9 April 10 May 1 June 29 July 28 August 30 October 8 November 1 December 25	January 1 January 25 February 25 April 9 April 10 May 1 June 12 August 21 August 31 November 1 November 2 November 30 December 8 December 24 December 25 December 30 December 31	January 1 January 6 April 10 April 13 May 1 June 11 November 11 December 24 December 25 December 31	January 1 April 10 April 13 May 1 June 10 June 11 October 5 December 1 December 8 December 25	January 1 January 2 April 17 April 20 May 1 June 1 June 8 November 30 December 1 December 25	January 1 January 2 January 3 January 6 January 7 January 8 February 24 March 9 May 1 May 4 May 5 May 11 June 12 November 4

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Singapore	Slovak Republic	South Korea	Spain	Sri Lanka	Sweden	Switzerland
January 1 January 25 January 26 January 27 April 10 May 1 May 7 May 24 May 25 July 31 August 9 August 10 November 14 December 25	January 1 January 6 April 10 April 13 May 1 May 8 September 1 September 15 November 17 December 24 December 25	January 1 January 24 January 27 April 15 April 30 May 1 May 5 September 30 October 1 October 2 October 9 December 25 December 31	January 1 January 6 April 10 April 13 May 1 May 15 October 12 November 2 November 9 December 7 December 8 December 25	January 10 January 15 February 4 February 21 March 9 April 7 April 10 April 13 April 14 May 1 May 7 May 8 May 25 June 5 August 3 September 1 October 1 October 30 November 25 November 29	January 1 January 6 April 9 April 10 April 13 April 30 May 1 May 20 May 21 June 19 October 30 December 24 December 25 December 31	January 1 January 2 April 10 April 13 May 1 May 21 June 1 December 24 December 25 December 31

Taiwan	Thailand	Turkey	UAE- Abu Dhabi Securities Exchange	UAE-Dubai Financial Market	UAE-NASDAQ Dubai	Ukraine

January 1

January 23

January 24

January 25

January 26

January 27

January 28

January 29

February 15

February 28

April 2

April 3

May 1

June 20

June 25

June 26

September 26

October 1

October 2

October 9

October 10

	January 1 February 10 April 6 April 13 April 14 April 15 May 1 May 4 May 6 June 3 July 6 July 28 August 12 October 13 October 23 December 7 December 10 December 31	January 1 April 23 May 1 May 19 May 25 May 26 July 15 July 30 July 31 August 3 October 28 October 29	January 1 May 24 May 25 May 26 July 30 August 2 August 23 December 1 December 2 December 3	January 1 May 24 May 25 May 26 July 30 August 2 August 23 December 1 December 2 December 3	January 1 January 20 February17 May 24 May 25 May 26 July 30 August 2 August 23 September 7 October 12 November 11 November 26 December 1 December 2 December 3	January 1 January 7 May 1 August 24 October 14 December 25

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United Kingdom	United States	Uruguay	Vietnam
January 1 April 10 April 13 May 8 May 25 August 31 December 25 December 28	January 1 January 20 February 17 April 10 May 25 July 4 September 10 May 25 July 4 September 7 October 12 November 11 November 26 November 27 December 25	January 1 January 6 February 24 February 25 April 9 April 10 May 1 May 18 June 19 August 25 October 12 November 2 December 25	January 1 January 23 January 24 January 25 January 26 January 27 January 28 January 29 April 2 April 30 May 1 September 2

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PART C. OTHER INFORMATION

Item 28.	Exhibits

a.

Articles of Incorporation - Form of Agreement and Declaration of Trust, of The Timothy Plan, a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

b.

By-Laws – Form of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

c.

Instruments Defining Rights of Security Holders – Form of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

d.	Investment Advisory Contracts
(1)

Registrant’s Form of Consolidated and Restated Investment Advisory Agreement with Timothy Partners, Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2014, and incorporated herein by reference.

(1.a)

Registrant’s Form of Amended Advisory Agreement with Timothy Partners, Ltd., and filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 28, 2020, and incorporated herein by reference.

(2)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, and Timothy Plan Large/Mid Cap Growth Fund, filed as Exhibit B to Registrant’s Definitive Proxy, Form DEF 14A, on November 6, 2007, and incorporated herein by reference.

(2.a)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the and Timothy Plan Large/Mid Cap Growth Fund, filed as Exhibit B to Registrant’s Post Effective Annual Amendment on April 15, 2020, and incorporated herein by reference.

(3)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors , on behalf of the Timothy Plan International Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(3.a)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(4)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the and Timothy Plan Small-Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(4.a)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(5)

Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund , Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation dated November 17, 2020, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(5.a)

Form of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund , Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(6)

Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, dated November 1, 2020, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(6.a.)

Form of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(7)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and CoreCommodity, LLC, on behalf of the Timothy Plan Defensive Strategies Fund, filed as Exhibit B to Registrant’s Definitive Proxy, DEF 14A, on November 5, 2013, and incorporated herein by reference.

(8)

Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan US Large Cap Core ETF, Timothy Plan US Small- Cap Core ETF, Timothy Plan International ETF, and Timothy Plan US High Dividend Stock ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on April 30, 2019, and incorporated herein by reference.

e.	Underwriting Contracts
(1)	Form of Registrant’s Underwriting Agreement with Timothy Partners, Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment on July 22, 1997, and incorporated herein by reference.
(1.a)

Form of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(1.b)

Form of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Emerging Markets Fund , filed as an Exhibit to Registrant’s Post-Effective Amendment on November 30, 2012, and incorporated herein by reference.

(1.c)

Form of Registrant’s Amendment to Underwriting Agreement with Timothy Partners Ltd. on behalf of the Timothy Plan Growth and Income Fund , filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, and incorporated herein by reference.

(2)

Form of Registrant’s Underwriting Agreement with Foreside Distributors, on behalf of the Timothy Plan US Large Cap Core ETF, Timothy Plan US Small-Cap Core ETF, Timothy Plan International ETF, and Timothy Plan US High Dividend Stock ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on April 30, 2019, and incorporated herein by reference.

f.	Bonus or Profit-Sharing Contracts - Not Applicable
g.	Custodian Agreements
(1)

Copy of Registrants Custodian Agreement with Star Bank N.A. (k/n/a U.S. Bank N.A.), filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2002, and incorporated herein by reference.

(2)

Copy of Registrants Custodian Agreement with Citibank, N.A. for the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2019, and incorporated herein by reference.

h.	Other Material Contracts
(1)

Copy of Registrant’s Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2015 and incorporated herein by reference.

(1.a)	Copy of Registrant’s 1st Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.
(1.b)	Copy of Registrant’s 2nd Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.
(1.c)	Copy of Registrant’s 3rd Amendment to Mutual Fund Services Agreement with Gemini Fund Services, Inc., filed as an Exhibit to Registrants Post-Effective Amendment and incorporated herein by reference.
(2)

Copy of Registrant’s Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., filed as an Exhibit to Registrant’s Post-Effective Amendment on April 29, 2019, and incorporated herein by reference.

(3)	Trustee Powers of Attorney executed February 13, 18, 19, 2020, filed as an Exhibit April 15, 2020, and incorporated herein by reference.
(3.a)

Trustee Powers of Attorney executed December 6, 2020 and January 15, 2021, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of David Jones, Esq., filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, and incorporated herein by reference.
j.	Other Opinions-Consent of Independent Registered Public Accounting Firm, Cohen & Company Ltd., filed herewith.
k.	Omitted Financial Statements—None
l.

Initial Capital Agreements – Investment letters between the Registrant and its initial shareholders, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 1996, are hereby incorporated by reference.

m.	Rule 12b-1 Plans
(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post- Effective Amendment on March 18, 1999, and incorporated herein by reference.
(2)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment on March 18, 1999, and incorporated herein by reference.
(3)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(4)

Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(5)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on August 6. 2009, and is incorporated herein by reference.

(6)

Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective on August 6, 2009, is hereby incorporated by reference.

(7)

Registrant’s Amendment to Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(8)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(9)

Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective on October 1, 2013, is hereby incorporated by reference.

(10)

Registrant’s amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, is hereby incorporated by reference.

n.	Rule 18f-3 Plan
(1)	Registrant’s Multiple Class Plan filed as an Exhibit to Registrant’s Post-Effective Amendment, on July 22, 1997 and incorporated herein by reference.
o.	Reserved
p.	Code of Ethics
(1)	Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.
(2)	Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.
(3)	Form of Code of Ethics of Chartwell Investment Partners, dated January 1, 2021, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.
(4)

Form of Code of Ethics of Chilton Capital Management, LLC filed as an Exhibit to Registrant’s Post-Effective Amendment dated January 28, 2021, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(5)	Form of Code of Ethics of Eagle Global Advisors, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 15, 2020, and incorporated herein by reference.
(6)	Form of Code of Ethics of CoreCommodity, LLC, dated October 2020, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.
(7)	Form of Code of Ethics of Westwood Management Corp., dated September 14, 2020, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.
(8)

Form of Code of Ethics of Victory Capital Management, Inc. dated January 1, 2021, filed as an Exhibit to Registrant’s Post-Effective Amendment dated April 30, 2021, is hereby incorporated by reference.

101	XBRL Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with Registrant - None
Item 30.	Indemnification

Under the terms of the Delaware Business Trust Act (effective 2002 the Delaware Statutory Trust Act) and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager
(1.)	Covenant Funds, Inc., a Florida corporation and the managing general partner of the advisor, Timothy Partners, Ltd. Arthur D. Ally, is President and 75% shareholder of this corporation.

Item 32.	Principal Underwriter.
(1.a)	Timothy Partners, Ltd. is the principal underwriter for the Trust and currently acts only as an underwriter for the Trust.
(1.b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Maitland Center Commons Maitland, FL 32751	President of Timothy Partners, Ltd.	Chairman, President and Treasurer

(1.c)	None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodians, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, CitiBank, N.A. 388 Greenwich Street, New York, NY 10013 and the Registrant’s administrator, transfer, redemption/ dividend disbursing agent and accounting services agent, Gemini Fund Services, Inc., 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022-3474.

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address of record for each separate series of the Trust that the adviser manages.

Item 34.	Management Services None

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on May 3, 2021.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 105 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	May 3, 2020

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Secretary	May 3, 2020

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	May 3, 2020

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	May 3, 2020

/s/ Dale Bissonette* DALE BISSONETTE	Trustee	May 3, 2020

/s/ Scott Preissler* SCOTT PREISSLER	Trustee	May 3, 2020

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	May 3, 2020

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	May 3, 2020

/s/ Abraham Rivera* ABRAHAM RIVERA	Trustee	May 3, 2020

/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	May 3, 2020

/s/ John C. Mulder* JOHN C. MULDER	Trustee	May 3, 2020

/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	May 3, 2020

* By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EXHIBIT INDEX

Exhibit Number	Description

EX.28.j	Consent of Independent Registered Public Accounting Firm

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase